SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                                 BALANCED PORTFOLIO

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Balanced Portfolio (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST1  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
BALANCED PORTFOLIO


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Balanced
    Portfolio and the STI Life Vision Balanced
    Portfolio:                                     O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                             CAPITAL APPRECIATION FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Capital Appreciation Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST2  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Capital
    Appreciation Fund and the STI Capital
    Growth Fund:                                   O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                                 CASH RESERVE FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Cash Reserve Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST3  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
CASH RESERVE FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Cash
    Reserve Fund and the STI Prime Quality
    Money Market Fund:                             O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                                GOVERNMENT BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Government Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST4  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                   FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Government
    Bond Fund and the STI U.S. Government
    Securities Fund:                                O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                            GROWTH AND INCOME PORTFOLIO

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Growth and Income Portfolio (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST5  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                   FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Growth and
    Income Portfolio and the STI Life Vision
    Growth and Income Portfolio:                    O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date

--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                               INTERMEDIATE BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Intermediate Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST6  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                   FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Intermediate
    Bond Fund and the STI Investment Grade Bond
    Fund:                                           O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                  CRESTFUNDS, INC.

                               LIMITED TERM BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Limited Term Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CREST7  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
LIMITED TERM BOND FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                     FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Limited Term
    Bond Fund and the STI Short-Term Bond Fund:       O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                             MARYLAND MUNICIPAL BOND FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Maryland Municipal Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:     CREST8   KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Maryland
    Municipal Bond Fund and the STI Maryland
    Municipal Bond Fund:                           O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                               MAXIMUM GROWTH PORTFOLIO

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Maximum Growth Portfolio (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday,
May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Corporation that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal(s) set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:     CREST9   KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
MAXIMUM GROWTH PORTFOLIO


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Maximum
    Growth Portfolio and the STI Life
    Vision Maximum Growth Portfolio:               O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                                 SPECIAL EQUITY FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Special Equity Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CRES10  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND

THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Special
    Equity Fund and the STI Small Cap
    Growth Stock Fund:                             O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                                 TAX FREE MONEY FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Tax Free Money Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CRES11  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
TAX FREE MONEY FUND



THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Tax
    Free Money Fund and STI Tax-Free
    Money Market Fund:                             O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date

--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                               U.S. TREASURY MONEY FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the U.S. Treasury Money Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CRES12  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
U.S. TREASURY MONEY FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds U.S.
    Treasury Money Fund and the STI U.S.
    Treasury Money Market Fund:                    O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date

--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                      VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Virginia Intermediate Municipal Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CRES13  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Virginia
    Intermediate Municipal Bond Fund and the
    STI Virginia Intermediate Municipal Bond
    Fund:                                          O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                             VIRGINIA MUNICIPAL BOND FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Virginia Municipal Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CRES14  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Virginia
    Municipal Bond Fund and the STI Virginia
    Municipal Bond Fund:                           O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456











                 YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MAY 7, 1999.


                                   CRESTFUNDS, INC.

                                      VALUE FUND

                         SPECIAL MEETING OF THE SHAREHOLDERS

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Value Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1999, at 3:00 p.m. (Eastern
Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


TO VOTE, MARK BLOCKS BELOW
IN BLUE OR BLACK INK AS FOLLOWS:      CRES15  KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------
VALUE FUND


THE BOARD OF DIRECTORS OF THE CORPORATION
RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

VOTE ON PROPOSAL                                  FOR   AGAINST   ABSTAIN

1.  Approve the Reorganization Agreement
    as it relates to the CrestFunds Value
    Fund and the STI Growth and Income
    Fund:                                          O       O         O

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appears on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

-------------------------------------------   ----------------------------------

-------------------------------------------   ----------------------------------
Signature [PLEASE SIGN WITHIN BOX]   Date     Signature (Joint Owners)   Date
--------------------------------------------------------------------------------

To CrestFunds Shareholders:

     Enclosed with this letter are proxy ballots, an N-14 combined proxy statement/prospectus and related information concerning a special meeting of CrestFunds shareholders.

     The purpose of this proxy package is to announce that a Shareholder Meeting for the CrestFunds has been scheduled for Friday, May 7, 1999. The purpose of the meeting is to ask shareholders to approve the Agreement and Plan of Reorganization between the CrestFunds and the STI Classic Funds. If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in an STI Classic Funds portfolio with similar or identical objectives and policies. As a shareholder of a STI Classic Funds portfolio, you will enjoy access, through the exchange privilege, to a much larger family of funds, including types of funds that the CrestFunds currently do not offer. This will provide you with a convenient way to diversify your investments.

     The Directors of the CrestFunds unanimously approved the Agreement and Plan of Reorganization at a meeting held on Friday, February 19, 1999. In coming to this conclusion, the Directors considered a variety of factors including:

     -    the compatibility of the funds' objectives and policies
     -    the performance of the corresponding STI Classic Funds
     - the experience and resources of the advisers for the corresponding STI Classic Funds
     -    the expense ratios of the combined funds
     -    the potential economies of scale to be gained from the consolidation
     - the advantages of increased investment opportunities for CrestFunds shareholders; and
     - the fact that the consolidation is expected to be free from federal income taxes.

     The details of the proposed Agreement and Plan of Reorganization are set forth in the combined proxy statement/prospectus that accompanies this letter. We encourage you to read it thoroughly. The fund shares you are voting are noted on the ballot and the proposed new funds are detailed, starting on the synopsis of the proxy statement/prospectus. In addition, beginning on the next page you will find answers to questions shareholders frequently ask about fund reorganizations. We also enclosed your new 1999 CrestFunds Plain English prospectuses.

     Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE, OR VOTE BY TELEPHONE, VIA THE INTERNET OR IN PERSON AS DESCRIBED IN THE ENCLOSED PROXY CARD AND ON THE ACCOMPANYING INSTRUCTION SHEET.

     We thank you for your continued confidence and support.


                                             Sincerely,

                                             /s/ Jesse F. Williams III

                                             Jesse F. Williams III
                                             CHAIRMAN OF THE BOARD

                         IMPORTANT PROXY INFORMATION ENCLOSED
                             -IMMEDIATE ACTION REQUIRED-

                                 QUESTIONS & ANSWERS
                                       FOR THE
                                      CRESTFUNDS
                                 SHAREHOLDER MEETING



Q. WHY IS THE BOARD OF DIRECTORS PROPOSING TO REORGANIZE THE CRESTFUNDS AND THE STI CLASSIC FUNDS?

A. As you are aware, Crestar Financial Corporation and SunTrust Banks, Inc. merged on December 31, 1998. Before approving the integration of the CrestFunds into the STI Classic Funds, the CrestFunds' Directors evaluated possible benefits to shareholders, including the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration of costs and other factors, they determined that the Agreement and Plan of Reorganization is in the best interests of the CrestFunds shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the CrestFunds shareholders - for your approval.

Q.   HOW WILL THIS AFFECT ME AS A CRESTFUNDS SHAREHOLDER?

A. You will become a shareholder of a STI Classic Fund portfolio with investment objectives and policies that are similar or identical to those of the CrestFunds you currently hold. Also, as an STI Classic Fund shareholder, you will have access to the wider array of fund portfolios offered by the STI Classic family of funds.

     The reorganization provides for the transfer of all of the assets of each of the CrestFunds into its corresponding STI Classic Fund in exchange for shares of the STI Classic Fund. In some cases, CrestFunds will be combined with similar STI Classic Funds. In cases where there is no similar STI Classic Fund, a new one will be established.

     There are NO SALES CHARGES on this transaction. Each CrestFunds shareholder will receive shares of STI Classic Funds equal in value to his or her CrestFunds shares. In certain cases, the per share value of your fund may change. However, in these cases the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.   WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. It is expected that neither the CrestFunds nor their shareholders will incur any federal income tax as a result of the reorganizations.

Q.   WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. CrestFunds shareholders will receive shares of the following corresponding STI Classic Funds portfolios. Generally, CrestFunds Investor A shareholders will receive STI Classic Fund Investor shares and CrestFunds Investor B shareholders will receive STI Classic Fund Flex shares. CrestFunds Trust shareholders will receive STI Classic Fund Trust shares. Please refer to the enclosed STI Classic Fund prospectus for more details. Listed below are the CrestFunds and the corresponding STI Classic Fund portfolio:


     CREST FUNDS                           STI CLASSIC FUNDS
     Value                                 Growth and Income
     Capital Appreciation                  Capital Appreciation
     Special Equity                        Small Cap Growth Stock
     Government Bond                       U.S. Government Securities
     Intermediate Bond                     Investment Grade Bond
     Limited Term Bond                     Short-Term Bond
     Maryland Municipal Bond               Maryland Municipal Bond
     Virginia Municipal Bond               Virginia Municipal Bond
     Virginia Intermediate Municipal Bond  Virginia Intermediate Municipal Bond
     Cash Reserve                          Prime Quality Money Market
     U.S. Treasury Money                   U.S. Treasury Money Market
     Tax Free Money                        Tax-Free Money Market
     Life Vision Maximum Growth            Life Vision Maximum Growth
     Life Vision Growth and Income         Life Vision Growth and Income
     Life Vision Balanced                  Life Vision Balanced

Q.   HOW DOES THE CRESTFUNDS BOARD OF DIRECTORS RECOMMEND THAT I VOTE?

A. After careful consideration, the CrestFunds Directors unanimously recommend that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple ballot cards because you are invested in more than one CrestFunds portfolio, please fill out and return each and every ballot card you receive, or vote each ballot card in one of the manners described below.

Q.   HOW DO I VOTE?

A. You can vote by mail, phone, Internet, or in person. To vote by mail, please date, sign and return the proxy card using the enclosed, postage-paid envelope. You may vote by telephone by calling toll-free (800) 690-6903 (enter your 12 digit Control Number located on your ballot and follow the simple recorded instructions). You may also submit your vote over the Internet at www.proxyvote.com. Finally, you may vote in person by attending the Special Meeting on May 7, 1999.

Q.   WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your account administrator, Financial Consultant, or call 1-800-752-1867.


                     PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                               YOUR VOTE IS IMPORTANT!

                                   CRESTFUNDS, INC.
                                   32 South Street
                                 Baltimore, MD 21210

                      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             TO BE HELD ON MAY 7, 1999

     Notice is hereby given that a Special Meeting of Shareholders of the CrestFunds, Inc. (the "Corporation"), with respect to its fifteen series (each a "CrestFund" and collectively, the "CrestFunds"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on May 7, 1999 at 3:00 p.m. (Eastern Time) for the purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and stated liabilities of each CrestFund to a corresponding series of the STI Classic Funds (the "Trust") in return for shares of such series (each an "STI Fund")(the "Reorganization").

     Proposal 1:    Approval of the Agreement and Plan of Reorganization  (the
                    "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Capital Appreciation Fund to the STI
                    Capital Growth Fund(1) in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 2:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Special Equity Fund to the STI
                    Small Cap Growth Stock Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 3:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Intermediate Bond Fund to the STI Investment Grade Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 4:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Limited Term Bond Fund to the STI Short-Term Bond Fund, in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     ------------------
     (1) The STI Capital Growth Fund will be renamed the "STI Capital Appreciation Fund" on April 15, 1999.

     Proposal 5:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Cash Reserve Fund to the STI
                    Prime Quality Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 6:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds U.S. Treasury Money Fund to the STI U.S. Treasury Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 7:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Government Bond Fund to the STI U.S. Government Securities Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding
                    CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 8:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Tax Free Money Fund to the STI
                    Tax-Free Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 9:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Value Fund to the STI Growth and Income Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 10:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Municipal Bond Fund to the STI Virginia Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 11:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Intermediate
                    Municipal Bond Fund to the STI Virginia Intermediate
                    Municipal Bond Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 12:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Maryland Municipal Bond Fund to the STI Maryland Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 13:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Maximum Growth Portfolio to the STI Life Vision Maximum Growth Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 14:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Growth and Income Portfolio to the STI Life Vision Growth and Income Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 15:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Balanced Portfolio to the STI
                    Life Vision Balanced Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 16:   The transaction of such other business as may properly be
                    brought before the meeting.

     Shareholders of record as of the close of business on March 5, 1999 are entitled to notice of, and to vote at, this meeting or any adjournment thereof. Shareholders of the respective CrestFunds will vote separately, and the proposed Reorganization will be effected as to a particular CrestFund only if that Fund's shareholders approve the proposal.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF CRESTFUNDS.
YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE FOUR METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                                             David M. Carter
                                             Secretary
                                             CrestFunds, Inc.

April 6, 1999

                              PROXY STATEMENT/PROSPECTUS

                                 DATED  APRIL 6, 1999

              RELATING TO THE ACQUISITION OF THE ASSETS OF PORTFOLIOS OF

                                  CRESTFUNDS, INC.
                                   2 SOUTH STREET
                                BALTIMORE, MD 21210
                                   1-800-273-7827

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN PORTFOLIOS OF

                                 STI CLASSIC FUNDS
                                  2 OLIVER STREET
                                  BOSTON, MA 02109
                                   1-800-874-4770

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of CrestFunds, Inc. (the "Corporation") in connection with the Special Meeting of Shareholders (the "Meeting") of each investment portfolio of the Corporation (the Capital Appreciation Fund, Special Equity Fund, Intermediate Bond Fund, Limited Term Bond Fund, Cash Reserve Fund, U.S. Treasury Money Fund, Government Bond Fund, Tax Free Money Fund, Value Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio) (each a "CrestFund" and collectively, the "CrestFunds"), to be held on May 7, 1999 at 3:00 p.m. (Eastern Time) at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456. At the meeting, shareholders of each CrestFund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated April 1, 1999 (the "Reorganization Agreement"), by and between the Corporation and STI Classic Funds (the "Trust") on behalf of six of its existing series (the STI Capital Growth Fund(2), Small Cap Growth Stock Fund, Investment Grade Bond Fund, Short-Term Bond Fund, Prime Quality Money Market Fund, and U.S. Government Securities Fund) (collectively, the "Existing STI Funds") and nine new series (the U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio, and Life Vision Balanced Portfolio) (collectively, the "New STI Funds" and, with the Existing STI Funds, each an "STI Fund" and together, the "STI Funds") (the "Reorganization"). The Corporation and the Trust are referred to collectively as the "Companies" and the participating series of the Companies are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.


--------------
(2)  The STI Capital Growth Fund will be renamed the "STI Capital
     Appreciation Fund" on April 15, 1999.

     Proposal 1:   Approval of an Agreement and Plan of Reorganization  (the
                   "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Capital Appreciation Fund to the STI Capital
                   Growth Fund in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 2:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Special Equity Fund to the STI
                   Small Cap Growth Stock Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                   (iii) the termination under state law of the CrestFund;

     Proposal 3:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Intermediate Bond Fund to the STI Investment Grade Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                   (iii) the termination under state law of the CrestFund;

     Proposal 4:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Limited Term Bond Fund to the STI Short-Term Bond Fund, in exchange for shares of the STI
                   Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                   (iii) the termination under state law of the CrestFund;

     Proposal 5:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Cash Reserve Fund to the STI
                   Prime Quality Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                   and (iii) the termination under state law of the CrestFund;

     Proposal 6:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds U.S. Treasury Money Fund to the STI U.S. Treasury Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding
                   CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 7:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Government Bond Fund to the STI
                   U.S. Government Securities Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                   and (iii) the termination under state law of the CrestFund;

     Proposal 8:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Tax Free Money Fund to the STI
                   Tax-Free Money Market Fund, in exchange for shares of the STI
                   Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                   (iii) the termination under state law of the CrestFund;

     Proposal 9:   Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Value Fund to the STI Growth and Income Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 10:  Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Municipal Bond Fund to the STI Virginia Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 11:  Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Intermediate Municipal Bond Fund to the STI Virginia Intermediate Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 12:  Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Maryland Municipal Bond Fund to the STI Maryland Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 13:  Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Maximum Growth Portfolio to the STI Life Vision Maximum Growth Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 14:  Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Growth and Income Portfolio to the STI Life Vision Growth and Income Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 15:  Approval of the Reorganization Agreement as it relates to (i)
                   the transfer of all of the assets and certain stated liabilities of the CrestFunds Balanced Portfolio to the STI Life Vision Balanced Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                   (iii) the termination under state law of the CrestFund;

     Proposal 16:  The transaction of such other business as may properly be brought before the meeting.

     The Reorganization Agreement provides that each CrestFund will transfer all of its assets and certain stated liabilities to the corresponding STI Fund listed opposite its name in the following chart:


     CRESTFUNDS ACQUIRED FUNDS          STI FUNDS ACQUIRING FUNDS
     Capital Appreciation Fund          Capital Growth Fund*
     Special Equity Fund                Small Cap Growth Stock Fund*
     Intermediate Bond Fund             Investment Grade Bond Fund*
     Limited Term Bond Fund             Short-Term Bond Fund*
     Cash Reserve Fund                  Prime Quality Money Market Fund*
     Government Bond Fund               U.S. Government Securities Fund*
     U.S. Treasury Money Fund           U.S. Treasury Money Market Fund+
     Tax Free Money Fund                Tax-Free Money Market Fund+
     Value Fund                         Growth and Income Fund+
     Virginia Municipal Bond Fund       Virginia Municipal Bond Fund+
     Virginia Intermediate Municipal    Virginia Intermediate Municipal
       Bond Fund                          Bond Fund+
     Maryland Municipal Bond Fund       Maryland Municipal Bond Fund+

     CRESTFUNDS ACQUIRED FUNDS          STI FUNDS ACQUIRING FUNDS
     Maximum Growth Portfolio           Life Vision Maximum Growth Portfolio+
     Growth and Income Portfolio        Life Vision Growth and Income Portfolio+
     Balanced Portfolio                 Life Vision Balanced Portfolio+

----------------------
*    Existing STI Fund
+    New STI Fund

     In exchange for the transfers of these assets and liabilities, each STI Fund will simultaneously issue shares to the corresponding CrestFunds as listed above, in an amount equal in value to the net asset value of the CrestFunds' shares. These transfers are expected to occur in two steps, on or about May 17, 1999, and May 24, 1999.

     Immediately after the transfer of the CrestFunds' assets and liabilities, the CrestFunds will make a liquidating distribution to their shareholders of the STI Funds' shares received, so that a holder of shares in a CrestFund at the applicable Effective Time of the Reorganization (as hereinafter defined) will receive a number of shares of the applicable class of the corresponding STI Fund with the same aggregate value as the shareholder had in the CrestFund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of each CrestFund will become shareholders of the corresponding STI Fund, and the CrestFunds will be terminated under state law.

     Each CrestFund offers up to three classes of shares (Trust Class, Investor Class A and Investor Class B), and each participating STI Fund offers up to three classes of shares (Trust Shares, Investor Shares and Flex Shares).
Holders of Trust Class shares of each CrestFund will receive an amount of Trust Shares of the corresponding STI Fund equal in value to their CrestFunds shares. Holders of Investor Class A shares of each CrestFund will receive an amount of Investor Shares of the corresponding STI Fund equal in value to their CrestFunds shares, except for holders of Investor Class A shares of the CrestFunds Special Equity Fund which will receive Trust Shares of the STI Small Cap Growth Stock Fund. Holders of Investor Class B shares of each CrestFund will receive an amount of Flex Shares of the corresponding STI Fund equal in value to their CrestFunds shares, except for holders of Investor Class B shares of the CrestFunds Cash Reserve Fund which will receive Investor Shares of the STI Prime Quality Money Market Fund.

     Each Company is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). STI Capital Management, N.A., ("STI Capital"), Trusco Capital Management, Inc. ("Trusco") and Sun Trust Bank, Atlanta, ("Sun Trust Bank"), each indirect wholly-owned subsidiaries of SunTrust Banks, Inc., a Georgia corporation and a bank holding company ("SunTrust"), are the investment advisers to the STI Funds (collectively, the "Advisers").

     Crestar Asset Management Company ("CAMCO") is a registered investment adviser and is the investment adviser to the CrestFunds. CAMCO is a wholly-owned subsidiary of Crestar Bank ("Crestar Bank"), which itself is an indirect wholly-owned subsidiary of SunTrust.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the CrestFunds should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated April 6, 1999, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the CrestFunds and the STI Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-874-4770.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the CrestFunds, see the prospectuses contained in the registration statement for the CrestFunds, dated March 30, 1999, which have been filed with the SEC and are incorporated by reference into this Proxy
Statement Prospectus. Copies of the prospectuses for the CrestFunds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the CrestFunds dated March 30, 1999, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. A copy is available upon request and without charge by calling 1-800-273-7827.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Funds, see the prospectuses contained in the registration statements for the Existing STI Funds dated October 1, 1998, as supplemented on April 15, 1999, and for the New STI Funds dated April 15, 1999, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the participating STI Funds, and not to any other portfolio of STI Funds described therein. Copies of the prospectuses for the STI Funds accompany this Proxy Statement/Prospectus. Statements of Additional Information for the Existing
STI Funds dated October 1, 1998, and for the New STI Funds dated April 15, 1999, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-874-4770.

     This Proxy Statement/Prospectus constitutes the proxy statement of CrestFunds for the Meeting and is expected to be sent to shareholders on or about April 6, 1999.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2
     The Reorganization. . . . . . . . . . . . . . . . . . . . . . . . .      2
     The Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2
     Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .      3
     Investment Objectives, Policies and Restrictions. . . . . . . . . .     42
     The Funds' Purchase, Exchange and Redemption Procedures . . . . . .     46
Risks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     50
Information Relating to the Reorganization . . . . . . . . . . . . . . .     58
     Description of the Reorganization . . . . . . . . . . . . . . . . .     58
     Federal Income Taxes. . . . . . . . . . . . . . . . . . . . . . . .     60
     Capitalization. . . . . . . . . . . . . . . . . . . . . . . . . . .     60
Reasons for the Reorganization . . . . . . . . . . . . . . . . . . . . .     66
Shareholder Rights . . . . . . . . . . . . . . . . . . . . . . . . . . .     67
Information About the STI Funds and CrestFunds . . . . . . . . . . . . .     69
Voting Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     71
Other Business . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     84
Shareholder Inquiries. . . . . . . . . . . . . . . . . . . . . . . . . .     84
Exhibit A - Form of Agreement and Plan of Reorganization . . . . . . . .     85
Exhibit B - Management's Discussion of Fund Performance. . . . . . . . .    110

                                       SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each CrestFund with those of the corresponding STI Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     BACKGROUND. Pursuant to an Agreement and Plan of Reorganization between the Companies on behalf of their respective participating series (the "Reorganization Agreement," attached hereto as Exhibit A), each of the CrestFunds will transfer all of its assets and certain stated liabilities to its corresponding STI Fund in exchange solely for shares of that STI Fund. Each of the CrestFunds will distribute the STI Fund shares that it receives to its shareholders in liquidation. Each of the CrestFunds will then be terminated under state law. The result of the Reorganization is that shareholders of each CrestFund will become shareholders of the corresponding STI Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

     The Board of Directors of CrestFunds, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the CrestFunds and their shareholders, and that the interests of existing shareholders in the CrestFunds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Directors of the CrestFunds recommends that you vote for approval of the Reorganization Agreement.

     TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If so, shareholders of the CrestFunds will not recognize gain or loss in the transaction.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the participating STI Funds and the corresponding CrestFunds are generally similar, there are certain differences, especially where a CrestFund would combine with an Existing STI Fund. Therefore, an investment in a STI Fund may involve investment risks that are, in some respects, different from those of the corresponding CrestFunds. For a more complete discussion of the risks associated with the respective Funds, see "RISKS," below.

THE FUNDS

     BUSINESS OF THE FUNDS. The Corporation is an open-end management investment company, which offers redeemable shares in different series of investment portfolios. It was orga-nized as a Maryland corporation on March 14, 1986. The CrestFunds offer three classes of shares, Trust Class, Investor Class A and Investor Class B shares, although not all of the Funds offer all three classes. The three classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the CrestFunds' prospectuses.

     The Trust is an open-end, management investment company, which offers redeemable shares in a series of investment portfolios. It was organized as a Massachusetts business trust on January 15, 1992. The participating STI Funds offer three classes of shares, Trust Shares, Investor Shares, and Flex Shares, although not all of the Funds offer all three classes. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the STI Funds' prospectuses.

FEES AND EXPENSES

     Under the Reorganization Agreement, each CrestFund will transfer all its assets and certain stated liabilities to certain Existing STI Funds or New STI Funds. The following comparative fee tables show the fees for each Existing STI Fund and its corresponding CrestFund. The Pro forma tables show the fees you would pay if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

            CRESTFUND CAPITAL APPRECIATION FUND - STI CAPITAL GROWTH FUND

                            COMPARISON OF SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
CRESTFUND CAPITAL APPRECIATION                    None                                 None
FUND (Trust Class)

STI CAPITAL GROWTH FUND (Trust                    None                                 None
Shares)

CRESTFUND CAPITAL APPRECIATION                    4.50%                                None
FUND (Investor Class A)

STI CAPITAL GROWTH FUND                           3.75%                                None
(Investor Shares)

CRESTFUND CAPITAL APPRECIATION                    None                                 5.00%
FUND (Investor Class B)

STI CAPITAL GROWTH FUND (Flex                     None                                 2.00%
Shares)

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
CRESTFUND CAPITAL           0.75%                0.15%            0.52%             1.42%
APPRECIATION FUND
(Trust Class)*

STI CAPITAL GROWTH           1.15%                  0%            0.13%             1.28%
FUND (Trust Shares)+

CRESTFUND CAPITAL            0.75%               0.15%            0.28%             1.18%
APPRECIATION FUND
(Investor Class A)*

STI CAPITAL GROWTH           1.15%               0.68%            0.19%             2.02%
FUND (Investor Shares)+

CRESTFUND CAPITAL            0.75%               1.00%            0.28%             2.03%
APPRECIATION FUND
(Investor Class B)*

STI CAPITAL GROWTH           1.15%               1.00%            0.25%             2.40%
FUND (Flex Shares)+
-----------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Capital Appreciation Fund. Actual expenses are lower because CAMCO and SEI Investments Distribution Co. (the "Distributor") are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.75%, 0.37% and 1.12%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.75%, 0%, and 1.03%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.75%, 0.95% and 1.98%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Capital Growth Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.04% and 1.17%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.04%, 0.59% and 1.82%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.04%, 1.00% and 2.29%, respectively.
The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
STI CAPITAL GROWTH FUND                           None                                 None
(Trust Shares)

STI CAPITAL GROWTH FUND                           3.75%                                None
(Investor Shares)

STI CAPITAL GROWTH FUND                           None                                 2.00%
(Flex Shares)
---------------------------------------------------------------------------------------------------------

                        PRO FORMA ANNUAL OPERATING EXPENSES+
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
STI CAPITAL GROWTH           1.15%                 0%             0.11%              1.26%
FUND (Trust Shares)

STI CAPITAL GROWTH           1.15%              0.68%             0.13%              1.96%
FUND (Investor Shares)

STI CAPITAL GROWTH           1.15%              1.00%             0.21%              2.36%
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Capital Growth Fund, following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.06% and 1.17%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.06%, 0.63% and 1.82%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.06%, 1.00% and 2.27%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CRESTFUND CAPITAL APPRECIATION           $145      $449       $776     $1,702
FUND (Trust Class)

STI CAPITAL GROWTH FUND                  $130      $406       $702     $1,545
(Trust Shares)

CRESTFUND CAPITAL APPRECIATION           $565      $808     $1,070     $1,817
FUND (Investor Class A)

STI CAPITAL GROWTH FUND                  $572      $985     $1,422     $2,635
(Investor Shares)

CRESTFUND CAPITAL APPRECIATION           $706      $937     $1,293     $2,031
FUND (Investor Class B)

STI CAPITAL GROWTH FUND                  $448      $748     $1,280     $2,736
(Flex Shares)
--------------------------------------------------------------------------------


PRO FORMA EXAMPLE
-------------------------------------------------------------------------------------
FUND                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------
STI CAPITAL GROWTH FUND (Trust Shares)        $128      $400       $692     $1,523

STI CAPITAL GROWTH FUND (Investor Shares)     $567      $967     $1,393     $2,575

STI CAPITAL GROWTH FUND (Flex Shares)         $444      $736     $1,260     $2,696
-------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.


           CRESTFUND SPECIAL EQUITY FUND - STI SMALL CAP GROWTH STOCK FUND

                            COMPARISON OF SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
CRESTFUND SPECIAL EQUITY FUND                   None                                 None
(Trust Class)+

STI SMALL CAP GROWTH STOCK                      None                                 None
FUND (Trust Shares)

CRESTFUND SPECIAL EQUITY FUND                  4.50%                                 None
(Investor Class A)+

STI SMALL CAP GROWTH STOCK                     None                                  None
FUND (Trust Shares)

CRESTFUND SPECIAL EQUITY FUND                  None                                  5.00%
(Investor Class B)

STI SMALL CAP GROWTH STOCK                     None                                  2.00%
FUND (Flex Shares)
---------------------------------------------------------------------------------------------------------

+    Both Trust Class shares and Investor Class A shares of the CrestFund
Special Equity Fund will transfer their assets and certain stated liabilities to the STI Small Cap Growth Stock Fund, in exchange for Trust Shares of that STI Fund.

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
CRESTFUND SPECIAL            0.75%               0.15%             0.51%            1.41%
EQUITY FUND (Trust
Class)*

STI SMALL CAP GROWTH         1.15%                  0%             0.20%            1.35%
STOCK FUND (Trust
Shares)+

CRESTFUND SPECIAL            0.75%               0.15%             0.27%            1.17%
EQUITY FUND (Investor
Class A)*

STI SMALL CAP GROWTH         1.15%                  0%             0.20%            1.35%
STOCK FUND (Trust
Shares)+

CRESTFUND SPECIAL            0.75%               1.00%             0.27%            2.02%
EQUITY FUND (Investor
Class B)*

STI SMALL CAP GROWTH         1.15%               1.00%             0.25%            2.40%
STOCK FUND (Flex
Shares)+
-----------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Special Equity Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.75%, 0.36% and 1.11%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.75%, 0% and 1.02%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.75%, 0.95% and 1.97%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Small Cap Growth Stock Fund. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.00% and 1.20%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.00%, 1.00% and 2.25%, respectively.
The Adviser(s) could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                      None                                 None
FUND (Trust Shares)

STI SMALL CAP GROWTH STOCK                      None                                 2.00%
FUND (Flex Shares)
---------------------------------------------------------------------------------------------------------


                           PRO FORMA ANNUAL OPERATING EXPENSES+
                         (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH         1.15%                  0%             0.13%           1.28%
STOCK FUND (Trust Shares)

STI SMALL CAP GROWTH         1.15%              1.00%              0.46%           2.61%
STOCK FUND (Flex Shares)
-----------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Small Cap Growth Stock Fund following the Reorganization. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.98% and 1.11%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.98%, 0.81% and 2.25%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive advisory fees to 0.98% for at least one year and thereafter to discuss any proposed waiver reduction with the Board of Trustees of the STI Funds prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CRESTFUND SPECIAL EQUITY FUND            $144      $446       $771     $1,691
(Trust Class)+

STI SMALL CAP GROWTH STOCK FUND          $137      $428       NA         NA
(Trust Shares)

CRESTFUND SPECIAL EQUITY FUND            $564      $805     $1,065     $1,806
(Investor Class A)+

STI SMALL CAP GROWTH STOCK FUND          $137      $428       NA         NA
(Trust Shares)

CRESTFUND SPECIAL EQUITY FUND            $705      $934     $1,288     $2,021
(Investor Class B)

STI SMALL CAP GROWTH STOCK FUND          $443      $748       NA         NA
(Flex Shares)
--------------------------------------------------------------------------------

+    Both Trust Class shares and Investor Class A shares of the CrestFund
Special Equity Fund will transfer their assets and certain stated liabilities to the STI Small Cap Growth Stock Fund, in exchange for Trust Shares of that STI Fund.

PRO FORMA EXAMPLE

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND          $130      $406       $702     $1,545
(Trust Shares)

STI SMALL CAP GROWTH STOCK FUND          $469      $811     $1,385     $2,944
(Flex Shares)
--------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.


          CRESTFUND INTERMEDIATE BOND FUND - STI INVESTMENT GRADE BOND FUND

                            COMPARISON OF SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
CRESTFUND INTERMEDIATE BOND
FUND (Trust Class)                              None                                 None

STI INVESTMENT GRADE BOND
FUND (Trust Shares)                             None                                 None

CRESTFUND INTERMEDIATE BOND
FUND (Investor Class A)                         3.00%                                None

STI INVESTMENT GRADE BOND
FUND (Investor Shares)                          3.75%                                None
---------------------------------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
CRESTFUND INTERMEDIATE      0.60%                0.15%             0.52%           1.27%
BOND FUND (Trust Class)*

STI INVESTMENT GRADE        0.74%                   0%             0.13%           0.87%
BOND FUND
(Trust Shares)+

CRESTFUND INTERMEDIATE      0.60%                0.15%             0.28%           1.03%
BOND FUND (Investor
Class A)*

STI INVESTMENT GRADE        0.74%                0.43%             0.22%           1.39%
BOND FUND (Investor
Shares)+
-----------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Intermediate Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.60%, 0.32% and 0.92%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.60%, 0, and 0.88%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Investment Grade Bond Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.64% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.64%,
0.31% and 1.17%, respectively.   The Adviser(s) and the Distributor could
discontinue these voluntary waivers at any time.


                              PRO FORMA SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
STI INVESTMENT GRADE BOND                       None                                 None
FUND (Trust Shares)

STI INVESTMENT GRADE BOND                       3.75%                                None
FUND (Investor Shares)
---------------------------------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
STI INVESTMENT GRADE         0.74%                0%               0.10%           0.84%
BOND FUND (Trust Shares)

STI INVESTMENT GRADE         0.74%             0.43%               0.17%           1.34%
BOND FUND
(Investor Shares)
-----------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Investment Grade Bond Fund following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.67% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor
Shares are 0.67%, 0.33% and 1.17%, respectively.   The Adviser(s) and the
Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CRESTFUND INTERMEDIATE BOND FUND         $129      $403       $697     $1,534
(Trust Class)

STI INVESTMENT GRADE BOND FUND            $89      $278       $482     $1,073
(Trust Shares)

CRESTFUND INTERMEDIATE BOND FUND         $402      $618       $852     $1,522
(Investor Class A)

STI INVESTMENT GRADE BOND FUND           $511      $799     $1,107     $1,981
(Investor Shares)
--------------------------------------------------------------------------------

PRO FORMA EXAMPLE

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
STI INVESTMENT GRADE BOND FUND           $86      $268      $466      $1,037
(Trust Shares)

STI INVESTMENT GRADE BOND FUND          $506      $784      $1,082     $1,927
(Investor Shares)
--------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

             CRESTFUND LIMITED TERM BOND FUND - STI SHORT-TERM BOND FUND

                            COMPARISON OF SHAREHOLDER FEES


---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
CRESTFUND LIMITED TERM BOND                     None                                 None
FUND (Trust Class)

STI SHORT-TERM BOND FUND                        None                                 None
(Trust Shares)
---------------------------------------------------------------------------------------------------------


                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

----------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------
CRESTFUND LIMITED TERM BOND       0.50%               0.15%             0.52%           1.17%
FUND (Trust Class)*

STI SHORT-TERM BOND               0.65%                  0%             0.15%           0.80%
FUND (Trust Shares)+
-----------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Limited Term Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.50%, 0.32% and 0.82%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Short-Term Bond Fund. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.52% and 0.67%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------

STI SHORT-TERM BOND FUND                        None                                 None
(Trust Shares)
---------------------------------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
STI SHORT-TERM BOND          0.65%                0%               0.12%            0.77%
FUND (Trust Shares)
-----------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Short-Term Bond Fund following the Reorganization. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.55% and 0.67%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CRESTFUND LIMITED TERM BOND FUND         $119      $372      $644      $1,420
(Trust Class)

STI SHORT-TERM BOND FUND                  $82      $255      $444        $990
(TrustShares)

PRO FORMA EXAMPLE

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
STI SHORT-TERM BOND FUND                  $79      $246      $428      $954
(Trust Shares)

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

          CRESTFUND CASH RESERVE FUND - STI PRIME QUALITY MONEY MARKET FUND

                            COMPARISON OF SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
CRESTFUND CASH RESERVE FUND                       None                               None
(Trust Class)

STI PRIME QUALITY MONEY                           None                               None
MARKET FUND (Trust Shares)

CRESTFUND CASH RESERVE FUND                       None                               None
(Investor Class A)+

STI PRIME QUALITY MONEY                           None                               None
MARKET FUND (Investor Shares)

CRESTFUND CASH RESERVE FUND                       None                               5.00%
(Investor Class B)+

STI PRIME QUALITY MONEY                           None                               None
MARKET FUND (Investor Shares)
---------------------------------------------------------------------------------------------------------

+    Both Investor Class A and Investor Class B shares of the CrestFund Cash
Reserve Fund will transfer their assets and certain stated liabilities to the STI Prime Quality Money Market Fund, in exchange for Investor Shares of that STI Fund.


                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
CRESTFUND CASH RESERVE       0.36%              0.15%              0.27%           0.78%
FUND (Trust Class)*

STI PRIME QUALITY            0.65%              0%                 0.13%           0.78%
MONEY MARKET FUND
(Trust Shares)+

CRESTFUND CASH RESERVE
FUND (Investor Class A)*     0.36%              0.40%              0.28%           1.04%

STI PRIME QUALITY            0.65%              0.20%              0.17%           1.02%
MONEY MARKET FUND
(Investor Shares)+

CRESTFUND CASH RESERVE       0.36%              1.00%              0.28%           1.64%
FUND (Investor Class B)*

STI PRIME QUALITY            0.65%              0.20%              0.17%           1.02%
MONEY MARKET FUND
(Investor Shares)+
-----------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Cash Reserve Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Class shares are 0.36%, 0% and 0.63%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.36%, 0% and 0.64%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.36%, 0.95% and 1.59%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the STI Prime Quality Money Market Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Shares are 0.51%, 0.09% and 0.60%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Investor Shares are 0.51%, 0.13%, 0.13% and 0.77%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
STI PRIME QUALITY MONEY                           None                               None
MARKET FUND (Trust Shares)

STI PRIME QUALITY MONEY                           None                               None
MARKET FUND  (Investor Shares)
---------------------------------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
STI PRIME QUALITY            0.65%                0%               0.10%           0.75%
MONEY MARKET FUND
(Trust Shares)

STI PRIME QUALITY            0.65%                0.20%            0.10%           0.95%
MONEY MARKET FUND
(Investor Shares)
-----------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Prime Quality Money Market Fund, following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Shares are 0.50%, 0.10% and 0.60%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Investor Shares are 0.50%, 0.17%, 0.10% and 0.77%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CRESTFUND CASH RESERVE FUND (Trust        $80       $249      $433       $966
Class)

STI PRIME QUALITY MONEY MARKET            $80       $249      $433       $966
FUND (Trust Shares)

CRESTFUND CASH RESERVE FUND              $106       $331      $574     $1,271
(Investor Class A)

STI PRIME QUALITY MONEY MARKET           $104       $325      $563     $1,248
FUND (Investor Shares)

CRESTFUND CASH RESERVE FUND              $667     $1,017    $1,392     $1,705
(Investor Class B)

STI PRIME QUALITY MONEY MARKET           $104       $325      $563     $1,248
FUND (Investor Shares)
--------------------------------------------------------------------------------
PRO FORMA EXAMPLE

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
STI PRIME QUALITY MONEY MARKET            $77      $240      $417        $930
FUND (Trust Shares)

STI PRIME QUALITY MONEY MARKET            $97      $303      $525      $1,166
FUND (Investor Shares)
--------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

         CRESTFUND GOVERNMENT BOND FUND - STI U.S. GOVERNMENT SECURITIES FUND

                            COMPARISON OF SHAREHOLDER FEES

---------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
---------------------------------------------------------------------------------------------------------
CRESTFUND GOVERNMENT BOND               None                               None
FUND (Trust Class)

STI U.S. GOVERNMENT SECURITIES          None                               None
FUND (Trust Shares)

CRESTFUND GOVERNMENT BOND               None                               5.00%
FUND (Investor Class B)

STI U.S. GOVERNMENT SECURITIES          None                               2.00%
FUND (Flex Shares)
---------------------------------------------------------------------------------------------------------

                      COMPARISON OF ANNUAL OPERATING EXPENSES
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------
CRESTFUND GOVERNMENT     0.60%               0.15%               0.50%          1.25%
BOND FUND (Trust Class)*

STI U.S. GOVERNMENT      0.74%                  0%               0.19%          0.93%
SECURITIES FUND
(Trust Shares)+

CRESTFUND GOVERNMENT     0.60%               1.00%               0.26%          1.86%
BOND FUND
(Investor Class B)*

STI U.S. GOVERNMENT      0.74%               1.00%               0.59%          2.33%
SECURITIES FUND
(Flex Shares)+
-----------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Government Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.50%, 0%, 0.21% and 0.71%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Investor Class B shares are 0.50%, 0.95%, 0.17% and 1.62%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI U.S. Government Securities Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.58% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.58%, 0.51% and 1.68%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.


                             PRO FORMA SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------
                                   MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                   IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                               PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
------------------------------------------------------------------------------------------------------
STI U.S. GOVERNMENT SECURITIES               None                               None
FUND (Trust Shares)

STI U.S. GOVERNMENT SECURITIES               None                               2.00%
FUND (Flex Shares)
-------------------------------------------------------------------------------------------------------

                        PRO FORMA ANNUAL OPERATING EXPENSES+
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)


--------------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------
STI U.S. GOVERNMENT           0.74%                  0%           0.14%              0.88%
SECURITIES FUND
(Trust Shares)

STI U.S. GOVERNMENT           0.74%               1.00%           0.31%              2.05%
SECURITIES FUND
(Flex Shares)
--------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI U.S. Government Securities Fund, following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.63% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.63%, 0.74% and 1.68%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.
Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Flex Shares at 1.68% for at least one year and thereafter to discuss any proposed waiver reduction with the STI
Funds' Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CRESTFUND GOVERNMENT BOND FUND          $127      $397      $686      $1,511
(Trust Class)

STI U.S. GOVERNMENT SECURITIES FUND     $95       $296      $515      $1,143
(Trust Shares)

CRESTFUND GOVERNMENT BOND FUND          $689      $885      $1,206    $1,848
(Investor Class B)

STI U.S. GOVERNMENT SECURITIES FUND     $436      $727      $1,245    $2,666
(Flex Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
STI U.S. GOVERNMENT SECURITIES FUND     $90       $281      $488      $1,084
(Trust Shares)

STI U.S. GOVERNMENT SECURITIES FUND     $414      $643      $1,103    $2,379
FUND (Flex Shares)
--------------------------------------------------------------------------------


The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

     --------------------------------------------------------------------------

     Under the Reorganization Agreement, each of the following CrestFunds will transfer all its assets and stated liabilities to its corresponding New STI
Fund: U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio, and Life Vision Balanced Portfolio. The following comparative fee tables show the current fees and expenses for each CrestFund. Because the corresponding New STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement, current fees and expenses are
not available for those Funds.   The Pro forma tables show the fees you would
pay if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.


      CRESTFUND U.S. TREASURY MONEY FUND - STI U.S. TREASURY MONEY MARKET FUND

                           COMPARISON OF SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------
                                     MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE
                                     IMPOSED ON PURCHASE (AS A        (LOAD) (AS A PERCENTAGE OF NET
FUND                                 PERCENTAGE OF OFFERING PRICE)    ASSET VALUE)
------------------------------------------------------------------------------------------------------
CRESTFUND U.S. TREASURY MONEY                None                               None
FUND (Trust Class)

STI U.S. TREASURY MONEY MARKET                NA                                 NA
FUND (Trust Shares)
------------------------------------------------------------------------------------------------------

                      COMPARISON OF ANNUAL OPERATING EXPENSES
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
CRESTFUND U.S. TREASURY          0.38%                0.15%            0.28%           0.81%
MONEY FUND (Trust Class)*

STI U.S. TREASURY MONEY           NA                   NA                NA             NA
MARKET FUND (Trust Shares)
-----------------------------------------------------------------------------------------------------


* The table shows the highest expenses that could be currently charged to the CrestFund U.S. Treasury Money Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Class shares are 0.38%, 0% and 0.66%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.


                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI U.S. TREASURY MONEY                 None                                    None
MARKET FUND (Trust Shares)
-------------------------------------------------------------------------------------------------

                       PRO FORMA ANNUAL OPERATING EXPENSES+
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
STI U.S. TREASURY MONEY          0.65%                 0%               0.10%          0.75%
MARKET FUND (Trust Shares)
------------------------------------------------------------------------------------------------------


+     The table shows the highest expenses that could be currently charged to the STI U.S. Treasury Money Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.53% and 0.63%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

------------------------------------------------------------------------------------
FUND                                    1 YEAR     3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------
CRESTFUND U.S. TREASURY MONEY FUND       $83        $259      $450     $1,002
(Trust Class)

STI U.S. TREASURY MONEY MARKET FUND       NA          NA        NA         NA
(Trust Shares)
------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

------------------------------------------------------------------------------------
FUND                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------
STI U.S. TREASURY MONEY MARKET FUND      $77       $240     $417       $930
(Trust Shares)
------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

           CRESTFUND TAX FREE MONEY FUND - STI TAX-FREE MONEY MARKET FUND

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND TAX FREE MONEY FUND           None                                None
(Trust Class)

STI TAX-FREE MONEY MARKET FUND           NA                                  NA
(Trust Shares)

CRESTFUND TAX FREE MONEY FUND           None                                None
(Investor Class A)

STI TAX-FREE MONEY MARKET FUND           NA                                  NA
(Investor Shares)
-------------------------------------------------------------------------------------------------

                      COMPARISON OF ANNUAL OPERATING EXPENSES
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
CRESTFUND TAX FREE MONEY         0.40%                 0.15%           0.26%           0.81%
FUND (Trust Class)*

STI TAX-FREE MONEY MARKET         NA                    NA              NA              NA
FUND (Trust Shares)

CRESTFUND TAX FREE MONEY         0.40%                 0.40%           0.27%           1.07%
FUND (Investor Class A)*

STI TAX-FREE MONEY MARKET         NA                     NA             NA              NA
FUND (Investor Shares)
------------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Tax Free Money Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Class shares are 0.40%, 0%, and 0.66%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.40%, 0% and 0.67%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI TAX-FREE MONEY MARKET FUND          None                               None
(Trust Shares)

STI TAX-FREE MONEY MARKET FUND          None                               None
(Investor Shares)
-------------------------------------------------------------------------------------------------

                        PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
STI TAX-FREE MONEY               0.40%                 0%               0.11%         0.51%
MARKET FUND (Trust Shares)

STI TAX-FREE MONEY               0.40%                0.40%             0.31%         1.11%
MARKET FUND (Investor Shares)
------------------------------------------------------------------------------------------------------


+    The table shows the highest expenses that could be currently charged to the
STI Tax-Free Money Market Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.40% and 0.51%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.40%, 0% and 0.67%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Investor Shares at 0.67% for at least one year and thereafter to discuss any proposed waiver reduction with the STI Funds' Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

---------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
CRESTFUND TAX FREE MONEY FUND            $83        $259      $450     $1,002
(Trust Class)

STI TAX-FREE MONEY MARKET FUND           NA           NA        NA         NA
(Trust Shares)

CRESTFUND TAX FREE MONEY FUND           $109        $340      $590     $1,306
(Investor Class A)

STI TAX-FREE MONEY MARKET FUND           NA           NA        NA        NA
(Investor Shares)
---------------------------------------------------------------------------------

PRO FORMA EXAMPLE

---------------------------------------------------------------------------------
FUND                                    1 YEAR     3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
STI TAX-FREE MONEY MARKET FUND           $52        $164      $285       $640
(Trust Shares)

STI TAX-FREE MONEY MARKET FUND          $113        $353      $612     $1,352
(Investor Shares)
---------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                 CRESTFUND VALUE FUND - STI GROWTH AND INCOME FUND

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND VALUE FUND                    None                               None
(Trust Class)

STI GROWTH AND INCOME FUND               NA                                 NA
(Trust Shares)

CRESTFUND VALUE FUND                    4.50%                              None
(Investor Class A)

STI GROWTH AND INCOME FUND               NA                                 NA
(Investor Shares)

CRESTFUND VALUE FUND                    None                               5.00%
(Investor Class B)

STI GROWTH AND INCOME FUND               NA                                 NA
(Flex Shares)
-------------------------------------------------------------------------------------------------

                     COMPARISON OF ANNUAL OPERATING EXPENSES+
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
CRESTFUND VALUE FUND               0.75%               0.15%            0.52%           1.42%
(Trust Class)*

STI GROWTH AND INCOME               NA                  NA               NA              NA
FUND (Trust Shares)

CRESTFUND VALUE FUND               0.75%               0.15%            0.28%           1.18%
(Investor Class A)*

STI GROWTH AND INCOME               NA                  NA               NA              NA
FUND (Investor Shares)

CRESTFUND VALUE FUND               0.75%               1.00%            0.28%           2.03%
(Investor Class B)*

STI GROWTH AND INCOME               NA                  NA               NA              NA
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Value Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.75%, 0%, 0.37% and 1.12%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.75%, 0.15% and 1.18%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.75%, 0.90% and 1.93%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------
                                     MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE
                                     IMPOSED ON PURCHASE (AS A        (LOAD) (AS A PERCENTAGE OF NET
FUND                                 PERCENTAGE OF OFFERING PRICE)    ASSET VALUE)
------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND                   None                               None
(Trust Shares)

STI GROWTH AND INCOME FUND                   3.75%                              None
(Investor Shares)

STI GROWTH AND INCOME FUND                   None                               2.00%
(Flex Shares)
------------------------------------------------------------------------------------------------------

                    PRO FORMA ANNUAL OPERATING EXPENSES+
                  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME            0.90%                 0%              0.11%          1.01%
FUND (Trust Shares)

STI GROWTH AND INCOME            0.90%                 0.25%           0.20%          1.35%
FUND (Investor Shares)

STI GROWTH AND INCOME            0.90%                 1.00%           0.22%          2.12%
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------


+     The table shows the highest expenses that could be currently charged to the STI Growth and Income Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.90% and 1.01%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.90%, 0.08% and 1.18%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.90%, 0.81% and 1.93%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratios of Investor and Flex Shares at 1.18% and 1.93%, respectively for at least one year and thereafter to discuss any proposed waiver reduction with the STI Funds' Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

------------------------------------------------------------------------------------
FUND                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------
CRESTFUND VALUE FUND                    $145        $449      $776     $1,702
(Trust Class)

STI GROWTH AND INCOME FUND                NA          NA        NA         NA
(Trust Shares)

CRESTFUND VALUE FUND                    $565        $808    $1,070     $1,817
(Investor Class A)

STI GROWTH AND INCOME FUND                NA          NA        NA         NA
(Investor Shares)

CRESTFUND VALUE FUND                    $706        $937    $1,293     $2,031
(Investor Class B)

STI GROWTH AND INCOME FUND               NA           NA        NA         NA
(Flex Shares)
------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

---------------------------------------------------------------------------------
FUND                                    1 YEAR     3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND               $103        $322      $558      $1,236
(Trust Shares)

STI GROWTH AND INCOME FUND               $507        $787    $1,087      $1,938
(Investor Shares)

STI GROWTH AND INCOME FUND               $421        $664    $1,139      $2,452
(Flex Shares)
---------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

     CRESTFUND VIRGINIA MUNICIPAL BOND FUND - STI VIRGINIA MUNICIPAL BOND FUND

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND VIRGINIA MUNICIPAL            None                               None
BOND FUND (Trust Class)

STI VIRGINIA MUNICIPAL BOND              NA                                 NA
FUND (Trust Shares)

CRESTFUND VIRGINIA MUNICIPAL            None                               5.00%
BOND FUND (Investor Class B)

STI VIRGINIA MUNICIPAL BOND              NA                                 NA
FUND (Flex Shares)
-------------------------------------------------------------------------------------------------

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
CRESTFUND VIRGINIA               0.60%                 0.15%            0.55%          1.30%
MUNICIPAL BOND
FUND (Trust Class)*

STI VIRGINIA MUNICIPAL            NA                    NA               NA             NA
BOND FUND (Trust Shares)

CRESTFUND VIRGINIA               0.60%                 1.00%            0.31%          1.91%
MUNICIPAL BOND
FUND (Investor Class B)*

STI VIRGINIA MUNICIPAL            NA                    NA               NA             NA
BOND FUND (Flex Shares)
------------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Virginia Municipal Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.50%, 0%, 0.24% and 0.74%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Investor Class B shares are 0.50%, 0.95%, 0.20% and 1.65%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI VIRGINIA MUNICIPAL BOND             None                               None
FUND (Trust Shares)

STI VIRGINIA MUNICIPAL BOND             None                               2.00%
FUND (Flex Shares)
-------------------------------------------------------------------------------------------------

                        PRO FORMA ANNUAL OPERATING EXPENSES+
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
STI VIRGINIA MUNICIPAL           0.65%                 0%              0.16%           0.81%
BOND FUND (Trust Shares)

STI VIRGINIA MUNICIPAL           0.65%                 1.00%           0.48%           2.13%
BOND FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------


+    The table shows the highest expenses that could be currently charged to the
STI Virginia Municipal Bond Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, and Total Operating Expenses for Trust Shares are 0.58%, and 0.74%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.58%, 0.59% and 1.65%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Flex Shares at 1.65% for at least one year and thereafter to discuss with the STI Funds' Board of Trustees any proposed waiver reduction prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
FUND                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CRESTFUND VIRGINIA MUNICIPAL BOND       $132     $412       $713      $1,568
FUND (Trust Class)

STI VIRGINIA MUNICIPAL BOND FUND          NA       NA         NA          NA
(Trust Shares)

CRESTFUND VIRGINIA MUNICIPAL BOND       $694      $900    $1,232      $1,902
FUND (Investor Class B)

STI VIRGINIA MUNICIPAL BOND FUND          NA       NA         NA          NA
(Flex Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
FUND                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
STI VIRGINIA MUNICIPAL BOND FUND       $83        $259      $450     $1,002
(Trust Shares)

STI VIRGINIA MUNICIPAL BOND FUND      $422        $667    $1,144     $2,462
(Flex Shares)
-------------------------------------------------------------------------------


The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                CRESTFUND VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                   STI VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND VIRGINIA INTERMEDIATE         None                               None
MUNICIPAL BOND FUND
(Trust Class)

STI VIRGINIA INTERMEDIATE MUNICIPAL      NA                                 NA
BOND FUND (Trust Shares)

CRESTFUND VIRGINIA INTERMEDIATE         3.50%                              None
MUNICIPAL BOND FUND
(Investor Class A)

STI VIRGINIA INTERMEDIATE                NA                                 NA
MUNICIPAL BOND FUND
(Investor Shares)
-------------------------------------------------------------------------------------------------

                    COMPARISON OF ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
CRESTFUND VIRGINIA               0.50%               0.15%             0.53%           1.18%
INTERMEDIATE MUNICIPAL
BOND FUND (Trust Class)*

STI VIRGINIA INTERMEDIATE         NA                  NA                NA              NA
MUNICIPAL BOND FUND
(Trust Shares)

CRESTFUND VIRGINIA               0.50%                0.15%            0.29%           0.94%
INTERMEDIATE MUNICIPAL
BOND FUND (Investor Class A)*

STI VIRGINIA INTERMEDIATE         NA                  NA                NA              NA
MUNICIPAL BOND FUND
(Investor Shares)
------------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Virginia Intermediate Municipal Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.50%, 0.33% and 0.83%, respectively.
Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.50%, 0% and 0.79%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI VIRGINIA INTERMEDIATE               None                               None
MUNICIPAL BOND FUND
(Trust Shares)

STI VIRGINIA INTERMEDIATE               3.75%                              None
MUNICIPAL BOND FUND
(Investor Shares)
-------------------------------------------------------------------------------------------------

                       PRO FORMA ANNUAL OPERATING EXPENSES+
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
STI VIRGINIA INTERMEDIATE        0.65%                 0%              0.11%           0.76%
MUNICIPAL BOND FUND
(Trust Shares)

STI VIRGINIA INTERMEDIATE        0.65%                 0.15%           0.29%           1.09%
MUNICIPAL BOND FUND
(Investor Shares)
------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Virginia Intermediate Municipal Bond Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Shares are 0.65%, 0%, 0.33% and 0.76%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.65%, 0% and 0.79%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Investor Shares at 0.79% for at least one year and thereafter to discuss any proposed waiver reduction with the STI Funds' Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CRESTFUND VIRGINIA INTERMEDIATE         $120       $375      $649      $1,432
MUNICIPAL BOND FUND (Trust Class)

STI VIRGINIA INTERMEDIATE MUNICIPAL      NA         NA        NA        NA
BOND FUND (Trust Shares)

CRESTFUND VIRGINIA INTERMEDIATE         $443       $639      $852      $1,464
MUNICIPAL BOND FUND
(Investor Class A)

STI VIRGINIA INTERMEDIATE MUNICIPAL      NA         NA        NA        NA
BOND FUND (Investor Shares)
--------------------------------------------------------------------------------


PRO FORMA EXAMPLE

--------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
STI VIRGINIA INTERMEDIATE MUNICIPAL      $78        $243     $422      $942
BOND FUND (Trust Shares)

STI VIRGINIA INTERMEDIATE MUNICIPAL      $482       $709     $953      $1,654
BOND FUND (Investor Shares)
--------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

CRESTFUND MARYLAND MUNICIPAL BOND FUND - STI MARYLAND MUNICIPAL BOND FUND

                           COMPARISON OF SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------
                                   MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                                   IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                               PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
------------------------------------------------------------------------------------------------------
CRESTFUND MARYLAND MUNICIPAL                 None                               None
BOND FUND (Trust Class)

STI MARYLAND MUNICIPAL BOND                   NA                                 NA
FUND (Trust Shares)

CRESTFUND MARYLAND MUNICIPAL                 None                               5.00%
BOND FUND (Investor Class B)

STI VIRGINIA INTERMEDIATE                     NA                                 NA
MUNICIPAL BOND FUND
(Flex Shares)
------------------------------------------------------------------------------------------------------

                      COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------------------------
                         INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                     ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------
CRESTFUND MARYLAND          0.60%                 0.15%           0.63%           1.38%
MUNICIPAL BOND FUND
(Trust Class)*

STI MARYLAND MUNICIPAL       NA                     NA             NA              NA
BOND FUND (Trust Shares)

CRESTFUND MARYLAND          0.60%                 1.00%           0.39%           1.99%
MUNICIPAL BOND FUND
(Investor Class B)*

STI MARYLAND MUNICIPAL       NA                     NA             NA              NA
BOND FUND (Flex Shares)
--------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Maryland Municipal Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.25%, 0.43% and 0.68%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.25%, 0.95% and 1.59%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI MARYLAND MUNICIPAL                  None                               None
BOND FUND (Trust Shares)

STI MARYLAND MUNICIPAL                  None                               2.00%
BOND FUND (Flex Shares)
-------------------------------------------------------------------------------------------------

                            PRO FORMA ANNUAL OPERATING EXPENSES+
                          (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
STI MARYLAND MUNICIPAL           0.65%                 0%              0.19%          0.84%
BOND FUND (Trust Shares)

STI MARYLAND MUNICIPAL           0.65%                 1.00%           0.51%          2.16%
BOND FUND (Flex Shares)
------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Maryland Municipal Bond Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.49% and 0.68%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.49%, 0.59% and 1.59%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Flex Shares at 1.59% for at least one year and thereafter to discuss any proposed waiver reduction with the STI Funds' Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

----------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------
CRESTFUND MARYLAND MUNICIPAL            $140        $437      $755      $1,657
BOND FUND (Trust Class)

STI MARYLAND MUNICIPAL BOND               NA          NA        NA         NA
FUND (Trust Shares)

CRESTFUND MARYLAND MUNICIPAL            $702        $924    $1,273     $1,988
BOND FUND (Investor Class B)

STI MARYLAND MUNICIPAL BOND               NA          NA        NA         NA
FUND (Flex Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

---------------------------------------------------------------------------------
FUND                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
STI MARYLAND MUNICIPAL BOND              $86        $268      $466      $1,037
FUND (Trust Shares)

STI MARYLAND MUNICIPAL BOND             $425        $676    $1,159      $2,493
FUND (Flex Shares)
---------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                         CRESTFUND MAXIMUM GROWTH PORTFOLIO
                      STI LIFE VISION MAXIMUM GROWTH PORTFOLIO

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND Maximum Growth                None                               None
PORTFOLIO (Trust Class)

STI LIFE VISION MAXIMUM                  NA                                 NA
GROWTH PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------------------------


                      COMPARISON OF ANNUAL OPERATING EXPENSES
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
CRESTFUND MAXIMUM                0.25%                 0%              0.41%           0.66%
GROWTH PORTFOLIO
(Trust Class)*

STI LIFE VISION MAXIMUM           NA                   NA               NA              NA
GROWTH PORTFOLIO
(Trust Shares)
------------------------------------------------------------------------------------------------------


* The table does not reflect any of the operating costs and investment advisory fees of the underlying CrestFunds. The CrestFund Maximum Growth Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying CrestFunds. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because CAMCO is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.09%, 0.16% and 0.25%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                          PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI LIFE VISION MAXIMUM                 None                               None
GROWTH PORTFOLIO
(Trust Shares)
-------------------------------------------------------------------------------------------------


                            PRO FORMA ANNUAL OPERATING EXPENSES+
                          (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
STI LIFE VISION MAXIMUM          0.25%                 0%               0.23%          0.48%
GROWTH PORTFOLIO
(Trust Shares)
------------------------------------------------------------------------------------------------------

+    The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Funds, following the Reorganization. The STI Life Vision Maximum Growth Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Funds. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because Trusco is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.02% and 0.25%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
FUND                                 1 YEAR       3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CRESTFUND MAXIMUM GROWTH PORTFOLIO    $205          $632    $1,085    $2,343
(Trust Class)

STI LIFE VISION MAXIMUM GROWTH         NA            NA       NA         NA
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
FUND                                 1 YEAR      3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------------------------------
STI LIFE VISION MAXIMUM GROWTH        $166         $514      $887      $1,933
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                       CRESTFUND GROWTH AND INCOME PORTFOLIO
                    STI LIFE VISION GROWTH AND INCOME PORTFOLIO

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND GROWTH AND                    None                               None
INCOME PORTFOLIO
(Trust Class)

STI LIFE VISION GROWTH AND               NA                                 NA
INCOME PORTFOLIO
(Trust Shares)
-------------------------------------------------------------------------------------------------


                      COMPARISON OF ANNUAL OPERATING EXPENSES
                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
CRESTFUND GROWTH AND             0.25%                 0%              0.34%          0.59%
INCOME PORTFOLIO
(Trust Class)*

STI LIFE VISION GROWTH            NA                   NA               NA             NA
AND INCOME PORTFOLIO
(Trust Shares)
------------------------------------------------------------------------------------------------------


* The table does not reflect any of the operating costs and investment advisory fees of the underlying CrestFunds. The CrestFund Growth and Income Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying CrestFunds. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because CAMCO is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.10%, 0.15% and 0.25%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI LIFE VISION GROWTH                  None                               None
AND INCOME PORTFOLIO
(Trust Shares)
-------------------------------------------------------------------------------------------------


                   PRO FORMA ANNUAL OPERATING EXPENSES+
                 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------
STI LIFE VISION GROWTH           0.25%                 0%              0.21%           0.46%
AND INCOME PORTFOLIO
(Trust Shares)
------------------------------------------------------------------------------------------------------

+    The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Funds, following the Reorganization. The STI Life Vision Growth and Income Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Funds. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because Trusco is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.04% and 0.25%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


-------------------------------------------------------------------------------
FUND                               1 YEAR         3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------

CRESTFUND GROWTH AND INCOME         $193          $598      $1,029    $2,227
PORTFOLIO (Trust Class)

STI LIFE VISION GROWTH AND INCOME    NA              NA        NA        NA
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
FUND                                 1 YEAR       3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
STI LIFE VISION GROWTH AND INCOME     $156          $483      $834     $1,824
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

         CRESTFUND BALANCED PORTFOLIO - STI LIFE VISION BALANCED PORTFOLIO

                           COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
CRESTFUND BALANCED PORTFOLIO            None                               None
(Trust Class)

STI LIFE VISION BALANCED                 NA                                 NA
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------------------------


               COMPARISON OF ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE NET ASSETS)



-------------------------------------------------------------------------------------------------
                                  INVESTMENT      DISTRIBUTION        OTHER       TOTAL OPERATING
FUND                              ADVISORY FEES   (12b-1) FEES        EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------
CRESTFUND BALANCED                   0.25%             0%              0.17%         0.42%
PORTFOLIO (Trust Class)*

STI LIFE VISION BALANCED               NA             NA                 NA            NA
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------------------------


* The table does not reflect any of the operating costs and investment advisory fees of the underlying CrestFunds. The CrestFund Balanced Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying CrestFunds. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because CAMCO is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.12%, 0.13% and 0.25%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                             PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                              MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE
                              IMPOSED ON PURCHASE (AS A          (LOAD) (AS A PERCENTAGE OF NET
FUND                          PERCENTAGE OF OFFERING PRICE)      ASSET VALUE)
-------------------------------------------------------------------------------------------------
STI LIFE VISION BALANCED                None                               None
PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------------------------

                PRO FORMA ANNUAL OPERATING EXPENSES+
              (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------
                              INVESTMENT          DISTRIBUTION        OTHER          TOTAL OPERATING
FUND                          ADVISORY FEES       (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------------------

STI LIFE VISION BALANCED         0.25%                 0%              0.13%           0.38%
PORTFOLIO (Trust Shares)
------------------------------------------------------------------------------------------------------

+    The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Funds, following the Reorganization. The STI Life Vision Balanced Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Funds. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because Trusco is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.12% and 0.25%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


-------------------------------------------------------------------------------
FUND                                 1 YEAR      3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CRESTFUND BALANCED PORTFOLIO          $173        $537      $926      $2,014
(Trust Class)

STI LIFE VISION BALANCED PORTFOLIO      NA          NA        NA          NA
(Trust Shares)
-------------------------------------------------------------------------------


PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
FUND                                1 YEAR     3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------

STI LIFE VISION BALANCED PORTFOLIO    $143      $443      $766      $1,680
(Trust Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

     INVESTMENT ADVISERS.   The Advisers, STI Capital, Trusco and Sun Trust
Bank, are each indirect wholly-owned subsidiaries of SunTrust and the investment advisers to the STI Funds. Trusco is registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Both STI Capital and Sun Trust Bank are banks and are, therefore, not required to register as investment advisers. STI Capital had approximately $14.7 billion of assets under management as of December 31, 1998, and its address is P.O. Box 3808, Orlando, FL 32802. Trusco, located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, had approximately $23 billion of assets under management as of December 31, 1998. Sun Trust Bank, located at 25 Park Place, Atlanta, GA 30303, had approximately $13 billion of assets under management as of December 31, 1998.

     CAMCO is a registered investment adviser and is the investment adviser to the Crest Funds. CAMCO is a wholly-owned subsidiary of Crestar Bank, which itself is an indirect wholly-owned subsidiary of SunTrust. CAMCO, located at 919 East Main Street, Richmond, VA 23219, had approximately $17 billion in assets under management as of December 31, 1998.

     INVESTMENT ADVISORY FEES. The following table compares management fees paid to CAMCO and the Adviser(s) for each CrestFund and its corresponding STI Fund, respectively. The table shows advisory fees before any waivers ("Contractual") and advisory fees after any waivers ("Net Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

-----------------------------------------------------------------------------
CRESTFUNDS                    FEE*           STI FUNDS                 FEE
-----------------------------------------------------------------------------
Capital Appreciation Fund                    Capital Growth Fund**
     Contractual . . . . . . .75%              Contractual. . . . . . . 1.15%
     Net Waivers . . . . . . .75%              Net Waivers. . . . . . . 1.04%

Special Equity Fund                          Small Cap Growth Stock Fund+
     Contractual . . . . . . .75%              Contractual. . . . . . . 1.15%
     Net Waivers . . . . . . .75%              Net Waivers. . . . . . .  .50%

Intermediate Bond Fund                       Investment Grade Bond Fund**
     Contractual . . . . . . .60%              Contractual. . . . . . .  .74%
     Net Waivers . . . . . . .60%              Net Waivers. . . . . . .  .64%

Limited Term Bond Fund                       Short-Term Bond Fund**
     Contractual . . . . . . .50%              Contractual. . . . . . .  .65%
     Net Waivers . . . . . . .50%              Net Waivers. . . . . . .  .52%

Cash Reserve Fund                            Prime Quality Money Market Fund**
     Contractual . . . . . . .36%              Contractual. . . . . . .  .65%
     Net Waivers . . . . . . .36%              Net Waivers. . . . . . .  .51%

Government Bond Fund                         U.S. Government Securities Fund**
     Contractual . . . . . . .60%              Contractual  . . . . . .  .74%
     Net Waivers . . . . . . .50%              Net Waivers  . . . . . .  .58%

--------------------------------------

* Net waiver fees for the CrestFunds are based on CAMCO voluntarily agreeing to waive a portion of its fee for the fiscal year ending November 30, 1998.

** Net waiver fees for the Existing STI Funds are based on the Adviser(s) voluntarily agreeing to waive a portion of advisory fees for the fiscal year ending May 31, 1998.

+ Net waiver fees for the STI Small Cap Growth Stock Fund are based on the period between October 8, 1998, the date it commenced operations, and January 31, 1999.

-----------------------------------------------------------------------------
CRESTFUNDS                    FEE*           STI FUNDS                FEE
-----------------------------------------------------------------------------
U.S. Treasury Money Fund                     U.S. Treasury Money Market Fund++
     Contractual . . . . .   .38%              Contractual . . . . . .  .65%
     Net Waivers . . . . .   .38%              Net Waivers . . . . . .  .53%

Tax Free Money Fund                          Tax-Free Money Market Fund++
     Contractual . . . . .   .40%              Contractual . . . . . .  .40%
     Net Waivers . . . . .   .40%              Net Waivers . . . . . .  .40%

Value Fund                                   Growth and Income Fund++
     Contractual . . . . .   .75%              Contractual . . . . . .  .90%
     Net Waivers . . . . .   .75%              Net Waivers . . . . . .  .90%

Virginia Municipal Bond Fund                 Virginia Municipal Bond Fund++
     Contractual . . . . .   .60%              Contractual . . . . . .  .65%
     Net Waivers . . . . .   .50%              Net Waivers . . . . . .  .58%

Virginia Intermediate Municipal Bond Fund    Virginia Intermediate Municipal Bond Fund++
     Contractual . . . . .   .50%              Contractual . . . . . .  .65%
     Net Waivers . . . . .   .50%              Net Waivers . . . . . .  .65%

Maryland Municipal Bond Fund                 Maryland Municipal Bond Fund++
     Contractual . . . . .   .60%              Contractual . . . . . .  .65%
     Net Waivers . . . . .   .25%              Net Waivers . . . . . .  .49%

Maximum Growth Portfolio                     Life Vision Maximum Growth Portfolio++
     Contractual . . . . .   .25%              Contractual . . . . . .  .25%
     Net Waivers . . . . .   .09%              Net Waivers . . . . . .  .02%

Growth and Income Portfolio                  Life Vision Growth and Income Portfolio++
     Contractual . . . . .   .25%              Contractual . . . . . .  .25%
     Net Waivers . . . . .   .10%              Net Waivers . . . . . .  .04%

Balanced Portfolio                           Life Vision Balanced Portfolio++
     Contractual . . . . .   .25%              Contractual . . . . . .  .25%
     Net Waivers . . . . .   .12%              Net Waivers . . . . . .  .12%

--------------------------------------

++ Because the New STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement, net waiver fees are based on Trusco's anticipated voluntary fee waivers.

     DISTRIBUTOR FEES. The distributor for the CrestFunds is SEI Investments Distribution Co. (the "Distributor"). The Distributor also serves as distributor for the STI Funds. As set forth in the Comparison of Annual Operation Expenses, the Distribution Fees payable to the Distributor are generally lower for the STI Funds. The following STI Funds, however, have higher contractual Distribution fees than the Contractual Distribution Fee for the corresponding CrestFund: STI Capital Growth Fund (Investor Class); STI Investment Grade Bond Fund (Investor Class); and STI Growth and Income Fund (Investor Class).

     SALES LOADS AND CONTINGENT DEFERRED SALES CHARGES. The following chart compares front-end sales loads and contingent deferred sales charges ("CDSC") for certain of the CrestFunds and their corresponding STI Funds, only for those classes that are subject to such charges.

----------------------------------------------------------------------------------------------------
CRESTFUNDS                              CHARGE         STI FUNDS                          CHARGE
----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                              Capital Growth Fund
    Investor Class A - Front-End Load.   4.50%           Investor Shares - Front-End Load. 3.75%
    Investor Class B - CDSC. . . . . .   5.00%           Flex Shares - CDSC. . . . . . .   2.00%

Special Equity Fund                                    Small Cap Growth Stock Fund
     Investor Class A - Front-End Load   4.50%           Trust Shares - Front-End Load . .  NONE
     Investor Class B - CDSC . . . . .   5.00%           Flex Shares - CDSC. . . . . . . . 2.00%

Intermediate Bond Fund                                 Investment Grade Bond Fund
     Investor Class A - Front-End Load   3.00%           Investor Shares - Front-End Load. 3.75%

Cash Reserve Fund                                      Prime Quality Money Market Fund
     Investor Class B - CDSC . . . . .   5.00%           Investor Shares - CDSC. . . . .   NONE

Government Bond Fund                                   U.S. Government Securities Fund
     Investor Class B - CDSC . . . . .   5.00%           Flex Shares - CDSC. . . . . . .   2.00%

Value Fund                                             Growth and Income Fund
     Investor Class A - Front-End Load   4.50%           Trust Shares - Front-End Load .   3.75%
     Investor Class B - CDSC . . . . .   5.00%           Flex Shares - CDSC. . . . . . .   2.00%

Virginia Municipal Bond Fund                           Virginia Municipal Bond Fund
     Investor Class B - CDSC . . . . .   5.00%           Flex Shares - CDSC. . . . . . .   2.00%

Virginia Intermediate Municipal Bond Fund              Virginia Intermediate Municipal Bond Fund
     Investor Class A - Front-End Load   3.50%           Trust Shares - Front-End Load .   3.75%

Maryland Municipal Bond Fund                           Maryland Municipal Bond Fund
     Investor Class B - CDSC . . . . .   5.00%           Flex Shares - CDSC. . . . . . .   2.00%

     CONTINGENT DEFERRED SALES CHARGES. The CrestFunds which offer Investor Class B Shares (the Capital Appreciation Fund, Special Equity Fund, Cash Reserve Fund, Government Bond Fund, Value Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund) are subject to a maximum CDSC which decreases from 5.0% to 0% after seven years. Investor Class B Shares convert automatically to Investor Class A Shares after the seventh year of investment. The participating STI Funds offering Flex Shares (the Growth and Income Fund, U.S. Government Securities Fund, Capital Growth Fund, Small Cap Growth Stock Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond
Fund) are subject to a 2.0% CDSC that decreases to 0% after the first year. Flex Shares have no automatic conversion feature.

     Investor Class B shareholders will generally become Flex Share shareholders of the corresponding STI Fund following the Reorganization. The result to Investor Class B shareholders of this change is that they will be able to redeem their STI Fund shares, without paying a CDSC, earlier than they could prior to the Reorganization. Shares held longer than seven years, however, would no longer automatically convert to a class with lower annual operating expenses. Consequently, shareholders who hold shares for more than seven years could end up paying higher expenses over the life of the investment as STI Fund shareholders then they would have paid as a CrestFunds shareholder.

     The Board of Directors, however, does not believe that these differences between Investor Class B and Flex Shares is a significant disadvantage to Investor Class B shareholders. In many cases, those shareholders will benefit from the more favorable expense ratios and performance records of the corresponding STI Funds and from the ability to redeem their shares earlier without paying a CDSC.

     OTHER EXPENSES. In the preceeding "Pro-Forma Annual Operating Expenses" tables, reference is made to "Other Expenses." These "Other Expenses" include auditing expenses, legal expenses, administration expenses as well as other operating expenses which the funds incur in the normal course of business. SEI Investments Mutual Funds Services serves as administrator (the "Administrator") to both the CrestFunds as well as the STI Funds and will continue to serve as Administrator regardless of the outcome of the Meeting. In the course of performing its many duties, the Administrator may select brokers, dealers and other administrators, including SunTrust (as well as other depository institutions such as commercial banks and savings associations) to provide distribution and/or other administrative services for which they will receive fees from the Administrator based upon shares owned by their respective clients or customers. These services include distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the shares of the Funds. The fees are calculated as a percentage of the average aggregate net assets of shareholder accounts held during the period for which services are provided. These fees are paid by the Administrator and are not additional fees paid by the Funds.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.

     THIS SECTION WILL HELP YOU COMPARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH CRESTFUND WITH ITS CORRESPONDING STI FUND. PLEASE BE AWARE THAT THIS IS ONLY A BRIEF DISCUSSION. MORE COMPLETE INFORMATION MAY BE FOUND IN THE CRESTFUNDS' AND STI FUNDS' PROSPECTUSES.

CRESTFUNDS CAPITAL APPRECIATION FUND : STI CAPITAL GROWTH FUND

     The investment objective of the CrestFunds Capital Appreciation Fund is to provide long-term capital appreciation. It invests in medium to large-cap companies and primarily in domestic common stock, and convertible securities. Companies are selected through a qualitative screening process.

     The investment objective of the STI Capital Growth Fund is to provide capital appreciation. It invests in large-cap companies believed to have above-average growth potential and invests primarily in U.S. common stocks
and equity securities believed to be undervalued.   Investments are rotated
among various market sectors using analysis of business cycles.

     DIFFERENCES: The STI Capital Growth Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940
Act). The CrestFunds Capital Appreciation Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS SPECIAL EQUITY FUND : STI SMALL CAP GROWTH STOCK FUND

     The investment objective of the CrestFunds Special Equity Fund is to provide long-term capital appreciation. It invests in companies with market capitalizations between $250 million and $2 billion and invests primarily in domestic common stock and convertible securities.

     The investment objective of the STI Small Cap Growth Stock Fund is to provide long-term capital appreciation. It invests in small-cap companies believed to have above-average growth potential and invests primarily in common stocks of smaller U.S. companies.

     DIFFERENCES: The STI Small Cap Growth Stock Fund invests in companies with market capitalizations of up to about $3 billion, and may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Special Equity Fund invests in companies with market capitalizations of less than $1 billion and may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS INTERMEDIATE BOND FUND : STI INVESTMENT GRADE BOND FUND

     The investment objective of the CrestFunds Intermediate Bond Fund is to provide high current income. The preservation of capital, the potential for realizing capital appreciation and sector rotation are among the considerations made when selecting the Fund's investments. It invests primarily in investment grade bonds and other fixed income securities issued by domestic issuers such as corporate obligations, obligations issued or guaranteed by the U.S. Government, commercial paper, which is rated Prime-1 by Moody's or A-1 by Standard & Poor's, and mortgage-backed securities.

     The investment objective of the STI Investment Grade Bond Fund is to provide a high total return through current income and capital appreciation, while preserving the principal amount invested. It invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities.

     DIFFERENCES: The STI Investment Grade Bond Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Intermediate Bond Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS LIMITED TERM BOND FUND : STI SHORT-TERM BOND FUND

     The investment objective of the CrestFunds Limited Term Bond Fund is to provide high current income. The preservation of capital, the potential for realizing capital appreciation and sector rotation are among the considerations made when selecting the Fund's investments. It invests primarily in investment grade bonds and other fixed income securities issued by domestic issuers such as corporate obligations, obligations issued or guaranteed by the U.S. Government, commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, and mortgage-backed securities.

     The investment objective of the STI Short-Term Bond Fund is to provide high current income, while preserving capital. It invests primarily in short to medium-term investment grade corporate debt, U.S. Treasury, mortgage-backed and asset-backed securities.

     DIFFERENCES: The STI Short-Term Bond Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940
Act). The CrestFunds Limited Term Bond Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS CASH RESERVE FUND : STI PRIME QUALITY MONEY MARKET FUND

     The investment objective of the CrestFunds Cash Reserve Fund is to provide high current income, while maintaining a share price of $1. It invests in a broad range of short-term, high quality U.S. dollar denominated debt securities, high quality debt obligations of foreign issuers and repurchase agreements.

     The investment objective of the STI Prime Quality Money Market Fund is to provide high current income, while preserving capital and liquidity. It invests in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars.

     DIFFERENCES: The STI Prime Quality Money Market Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Cash Reserve Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act.

CRESTFUNDS GOVERNMENT BOND FUND : STI U.S. GOVERNMENT SECURITIES FUND

     The investment objective of the CrestFunds Government Bond Fund is to provide high current income with preservation of capital. It invests in bond and other fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including GNMA, FNMA and FHLMC mortgage-backed securities.

     The investment objective of the STI U.S. Government Securities Fund is to provide high current income, while preserving capital. It invests primarily in U.S. Government debt securities, such as mortgage-backed securities and U.S. Treasury obligations.

     DIFFERENCES: The average maturity of the STI U.S. Government Securities Fund's portfolio will typically range from 7 to 14 years, whereas there are no limits on the average maturity of the corresponding CrestFund's portfolio.

                 --------------------------------------------------

     Each of the following CrestFunds would transfer its assets and certain stated liabilities into its corresponding New STI Fund that was not yet operational as of the date of this Prospectus/Proxy Statement. The investment objectives and policies of each STI Fund will be substantially similar to its corresponding CrestFund. There are no material differences in the investment restrictions of each CrestFund and its corresponding New STI Fund.

CRESTFUNDS U.S. TREASURY MONEY FUND : STI U.S. TREASURY MONEY MARKET FUND

     The investment objective of the CrestFunds U.S. Treasury Money Fund and STI U.S. Treasury Money Market Fund is to provide high current income while maintaining a share price of $1. The Funds invest solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury.

CRESTFUNDS TAX FREE MONEY FUND : STI TAX-FREE MONEY MARKET FUND

     The investment objective of the CrestFunds Tax Free Money Fund and STI Tax-Free Money Market Fund is to provide high current income exempt from federal income tax, while maintaining a share price of $1. The Funds invest primarily in high-quality municipal securities that are free from federal income tax and focus on municipal securities that pay interest that is not includable in federal alternative minimum tax calculations.

CRESTFUNDS VALUE FUND : STI GROWTH AND INCOME FUND

     The investment objective of the CrestFunds Value Fund and STI Growth and Income Fund is to provide long-term capital appreciation. The Funds invest primarily in domestic common stock of companies with large market capitalizations of at least $1 billion.

CRESTFUNDS VIRGINIA MUNICIPAL BOND FUND : STI VIRGINIA MUNICIPAL BOND FUND

     The investment objective of the CrestFunds Virginia Municipal Bond Fund and STI Virginia Municipal Bond Fund is to provide high current income exempt from federal and Virginia income tax. The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. There are no limits on the dollar-weighted average portfolio maturity of the Fund.

CRESTFUNDS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND : STI VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

     The investment objective of the CrestFunds Virginia Intermediate Municipal Bond Fund and STI Virginia Intermediate Municipal Bond Fund is to provide high current income exempt from federal and Virginia income tax. The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. The Fund's dollar-weighted average maturity will be maintained at between five and ten years.

CRESTFUNDS MARYLAND MUNICIPAL BOND FUND : STI MARYLAND MUNICIPAL BOND FUND

     The investment objective of the CrestFunds Maryland Municipal Bond Fund and STI Maryland Municipal Bond Fund is to provide high current income exempt from federal and Maryland income tax. The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Maryland income tax.

CRESTFUNDS MAXIMUM GROWTH PORTFOLIO : STI LIFE VISION MAXIMUM GROWTH PORTFOLIO

     The investment objective of the CrestFunds Maximum Growth Portfolio and STI Life Vision Maximum Growth Portfolio are Funds of Funds whose investment objective is to provide high capital appreciation. The Funds invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, respectively, that invest primarily in equity securities.

CRESTFUNDS GROWTH AND INCOME PORTFOLIO : STI LIFE VISION GROWTH AND INCOME PORTFOLIO

     The investment objective of the CrestFunds Growth and Income Portfolio and STI Life Vision Growth and Income Portfolio are Funds of Funds whose investment objective is to provide long-term capital appreciation. The Funds invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, respectively, that invest primarily in equity securities or fixed income securities.

CRESTFUNDS BALANCED PORTFOLIO : STI LIFE VISION BALANCED PORTFOLIO

     The investment objective of the CrestFunds Balanced Portfolio and STI Life Vision Balanced Portfolio are Funds of Funds whose investment objective is to provide capital appreciation and current income. The Funds invest in shares of underlying CrestFunds and STI Funds, respectively, that invest primarily in equity securities, and invest at least 25% of the Portfolio's total assets in shares of their underlying respective Funds that invest primarily in fixed income securities.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

     STI FUNDS. Shares of the STI Funds, other than Trust Shares, may be purchased directly from the STI Funds by mail, telephone, wire, direct deposit, or Automated Clearing House. Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, Trust Shares may be purchased through accounts maintained with financial institutions and potentially through a Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). The minimum purchase for Investor Shares is $2,000, and for Flex Shares is $10,000 ($2,000 for retirement plans).
Additional Investor or Flex Shares may be purchased for a minimum of $1,000.

     The net asset value ("NAV") of the STI Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

     STI Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the STI Funds Statement of Additional Information, incorporated herein by reference.

     CRESTFUNDS. Shares of the CrestFunds, other than Trust Class shares, may be purchased directly from CrestFunds by mail, telephone, wire or through a Crestar Securities Corporation ("CSC") Investment Representative. Trust Class shares may be purchased through a representative of certain correspondent banks of CAMCO, or other financial institutions that have executed dealer agreements. Shares of the Funds may be purchased through procedures established by the banks in connection with the requirements of their customer accounts.

     The NAV of the Funds, other than the Tax Free Money Fund, Cash Reserve Fund and U.S. Treasury Money Fund, is calculated once each Business Day, at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern time). The NAV of Tax Free Money Fund is determined as of 12:00 noon, Eastern time, and as of the regularly-scheduled close of normal trading on the NYSE. The NAV of the Cash Reserve Fund and the U.S. Treasury Money Fund is determined as of 1:00 p.m., Eastern time and as of the regularly-scheduled close of normal trading on the NYSE. To be eligible to receive dividends declared on the day a shareholder submits a purchase order, generally a Fund must receive the order before 4:00 p.m., Eastern time for each of the CrestFunds, other than the Tax Free Money Fund, Cash Reserve Fund and U.S. Treasury Money Fund. Orders must be received at 12:00 noon, Eastern time for the Tax Free Money Market Fund, and 1:00 p.m., Eastern time for the Cash Reserve and the U.S. Treasury Money Fund. Shares may be purchased on any day that the NYSE and the Federal Reserve are open for business. Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

     The minimum initial investment for Trust Class shares is $1 million, except for agency accounts for which the minimum is $10,000 (the minimum is waived for qualified cash management accounts). There is no minimum for additional investments of Trust Class shares. The minimum initial investment for Investor Class A shares or Investor Class B shares is $1,000 ($500 for Individual Retirement Accounts ("IRAs")). Additional purchases must be at least $100 ($50 for IRAs).

EXCHANGE PRIVILEGES.

     STI FUNDS.   For Investor Shares and Flex Shares, exchange requests must be for an amount of at least $1,000. For each shareholder, exchanges are allowed up to four times during a calendar year. This exchange privilege may be changed or canceled at any time upon 60 days' notice.Investor Shares of any Fund (including Funds not participating in the Reorganization) may be exchanged for Investor Shares of any other Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Flex Shares of any Fund may be exchanged for Flex Shares of any other Fund, or for Investor Shares of the Prime Quality Money Market Fund, U.S. Treasury Money Market Fund, Tax-Free Money Market Fund or any of the STI Funds money market funds not participating in the Reorganizations (collectively, the "Money Market Funds"). No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares acquired in an exchange, provided the shares are held for at least one year from the initial purchase. If Flex Shares are exchanged for Investor Shares of a Money Market Fund, those Money Market Fund Investor Shares may only be exchanged for Flex Shares.

     CRESTFUNDS. Shares may be exchanged on any Business Day. Class A Shares of any Fund may be exchanged for Class A Shares of any other Fund. If shares purchased without a sales charge or with a lower sales charge are exchanged into a Fund with a sales charge or with a higher sale charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Class B Shares of any Fund may be exchanged for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on an exchange. After the seventh year of investment, Class B Shares automatically convert to Class A Shares for all Class B shares, including the Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund. These three Funds offer Class A shares only through a conversion from Class B shares. Trust Class Shares of any Fund may be exchanged for Trust Class Shares of any other Fund. Trust Class Shares may be exchanged for Class A Shares or Class B Shares of the same Fund should the holder of the Trust Class Shares cease to be eligible to invest in the Trust Class. Additionally, Class A Shares or Class B Shares may be exchanged for Trust Class Shares if the investor is eligible to invest in the Trust Class.

     The exchange privileges of the STI Funds and the CrestFunds may be modified or terminated at any time upon 60 days' notice to shareholders.

REDEMPTION PROCEDURES.

     STI FUNDS. Shares may be redeemed on any Business Day by contacting STI Funds directly by mail or telephone or shareholders may contact their financial institution by mail or telephone (for Trust Shares, shareholders must contact their financial institution). To sell shares by telephone, the amount of the sale must be at least $1,000. For redemptions of $25,000 or more, STI Funds must be notified in writing and a signature guarantee (a notarized signature is not sufficient) must be included. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with account balances of $10,000 or more may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

     CRESTFUNDS. Shareholders may redeem shares on any Business Day through a CSC Investment Representative, by mail, telephone or by wire (for Trust Class shares, shareholders must contact their bank or financial institution directly). The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Investor Class B Shares, any applicable deferred sales charge. Under a Systematic Withdrawal Plan, which is available only for Investor Class A shares, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $250 from any Fund.

     REDEMPTIONS IN KIND

     The STI Funds and the CrestFunds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

     DIVIDEND POLICIES.

     STI FUNDS. The following STI Funds declare income daily and pay dividends monthly: the Investment Grade Bond Fund, Short-Term Bond Fund, U.S. Government Securities Fund, and Prime Quality Money Market Fund. The following STI Funds declare and distribute income quarterly: the Capital Growth Fund and Small Cap Growth Stock Fund.

     CRESTFUNDS. The following CrestFunds declare income daily and distribute monthly: the Intermediate Bond Fund, Limited Term Bond Fund, Cash Reserve Fund, Government Bond Fund, U.S. Treasury Money Fund, Tax Free Money Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, and Maryland Municipal Bond Fund. The following CrestFunds declare and distribute income monthly: the Capital Appreciation Fund, Special Equity Fund, Value Fund, Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio.


     For all Funds, capital gains, if any, are distributed at least annually.

                                       RISKS

CRESTFUNDS CAPITAL APPRECIATION FUND : STI CAPITAL GROWTH FUND

     The CrestFunds Capital Appreciation Fund invests primarily in domestic common stock of companies with medium to large market capitalizations of at least $250 million. Such investments include securities convertible into common stock, such as convertible bonds and convertible preferred stock rated investment-grade or better. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may have limited product lines, markets and financial resources. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The STI Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that are believed to be undervalued by the stock market and companies believed to have above average growth potential. The Fund focuses on large cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. Because the Fund invests primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

RISK DIFFERENCES: Because the CrestFund may invest in foreign common stocks, it may be subject to the risks associated with investing in foreign securities, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS SPECIAL EQUITY FUND : STI SMALL CAP GROWTH STOCK FUND

     The CrestFunds Special Equity Fund invests primarily in domestic common stock of companies with market capitalizations between $250 million and $2 billion. Such investments include securities convertible into common stock, such as convertible bonds and convertible preferred stock. The Fund may also invest in sponsored American Depositary Receipts of qualifying foreign companies, and in securities having common stock characteristics, such as rights and warrants. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Because the Fund invests primarily in common stocks of small and medium-sized companies, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may have limited product lines, markets and financial resources. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The STI Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. The Fund invests in companies with an established operating history, a solid balance sheet and market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes. Because the Fund invests primarily in common stocks of smaller U.S. companies, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of large, more established companies.

RISK DIFFERENCES: Because the CrestFund may invest in foreign common stocks, it may be subject to the risks associated with investing in foreign securities, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS INTERMEDIATE BOND FUND : STI INVESTMENT GRADE BOND FUND

     The CrestFunds Intermediate Bond Fund invests primarily in investment-grade bonds and other fixed income securities issued by domestic issuers such as corporate obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper which is rated Prime-1 by Moody's or A-1 by S&P; and asset-backed and mortgage-backed securities. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

     The STI Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. The Fund tries to minimize risk while attempting to outperform selected market indices. Currently, the selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade govern merit and corporate debt securities. The Fund seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently which may result in higher transaction costs and additional capital gains taxes. Because the Fund invests primarily in investment grade debt securities, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities, as is discussed above in the Fund's corresponding CrestFund.

RISK DIFFERENCES: Because the CrestFund may invest in bonds and other fixed income securities issued by foreign issuers, it may be subject to the risks associated with investing in foreign instruments, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS LIMITED TERM BOND FUND: STI SHORT-TERM BOND FUND

     The CrestFunds Limited Term Bond Fund invests primarily in investment-grade bonds and other fixed income securities issued by domestic issuers, such as corporate obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated Prime-1 by Moody's or A-1 by S&P; and mortgage-backed securities. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund may also be subject to the risk of investing in mortgage-backed securities, as discussed above. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

     The STI Short-Term Bond Fund invests primarily in a diversified portfolio of short-to medium term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. Because the Fund invests primarily in debt securities, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities.

RISK DIFFERENCES: Because the CrestFund may invest in bonds and other fixed income securities issued by foreign issuers, it may be subject to the risks associated with investing in foreign instruments, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS CASH RESERVE FUND : STI PRIME QUALITY MONEY MARKET FUND

     The CrestFunds Cash Reserve Fund invests primarily in U.S. dollar denominated money market instruments, such as U.S. Government securities, short-term debt obligations of high quality corporate issuers including commercial paper notes and bonds; high quality debt obligations of foreign issuers; repurchase agreements; and obligations of institutions such as banks and insurance companies including certificates of deposit, bankers' acceptances and time deposits. The Fund's portfolio is comprised only of short-term, high quality debt securities. Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDS, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund. The Fund can be expected to produce lower income levels than fixed income funds that invest in longer term securities.

     The STI Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund tries to increase income without adding undue risk. As discussed above, although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

RISK DIFFERENCES: No material differences.

CRESTFUNDS GOVERNMENT BOND FUND : STI U.S. GOVERNMENT SECURITIES FUND

     The CrestFunds Government Bond Fund invests primarily in bonds and other fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including U.S. Treasury Bonds, Notes and Bills, Government National Mortgage Association mortgage-backed pass-through certificates and mortgage-backed securities issued by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. Under normal conditions, at least 65% of the Fund's total assets will be invested in U.S. Government securities, including bonds and repurchase agreements secured by U.S. Government securities. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Funds are also subject to the risk associated with investing in mortgage backed securities, as discussed above.

     The STI U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. Because the Fund invests primarily in U.S. government debt securities, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities, as discussed above.

RISK DIFFERENCES: No material differences.

     Each of the following CrestFunds will transfer its assets and certain stated liabilities to its corresponding New STI Funds which was not yet operational as of the date of this Prospectus/Proxy Statement. Therefore, the risks associated with each New STI Fund will be substantially similar to its corresponding CrestFund.

CRESTFUNDS U.S. TREASURY MONEY FUND : STI U.S. TREASURY MONEY MARKET FUND

     The Funds invest solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Funds limit their investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization. Although the Funds' U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. As discussed above, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

CRESTFUND TAX FREE MONEY FUND : STI TAX-FREE MONEY MARKET FUND

     The Funds invest primarily in high-quality municipal securities that are free from federal income tax. The Funds focus on municipal securities that pay interest that is not includable in federal alternative minimum tax calculations, however, the Funds reserve the right to invest up to 20% of the value of their net assets in securities, including private bonds, the interest on which is fully taxable or subject to the alternative minimum tax. As a fundamental policy, at least 80% of the Funds' income will, under normal circumstances, be exempt from such taxes. The Funds' portfolio is diversified among issuers and comprised only of short term, high quality debt securities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Funds' municipal securities. As discussed above, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

CRESTFUNDS VALUE FUND : STI GROWTH AND INCOME FUND

     The Funds invest primarily in domestic common stock of companies with large market capitalizations of at least $1 billion. Such investments include securities convertible into common stock, such as convertible bonds and convertible preferred stock rated investment-grade or better. These stocks are selected from a list of companies traded in the U.S. securities markets, including sponsored American Depositary Receipts of qualifying foreign companies. Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Because they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

CRESTFUNDS VIRGINIA MUNICIPAL BOND FUND : STI VIRGINIA MUNICIPAL BOND FUND

     The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. Such investments include fixed, variable, or floating rate general obligation and revenue bonds; zero coupon and asset-backed securities; tax revenue, or bond anticipation notes; and tax-exempt commercial paper. All such instruments must be investment grade. There are no limits on the dollar weighted average portfolio maturity of the Funds. Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Funds' securities. The Funds' concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

CRESTFUNDS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND : STI VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

     The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. Such investments include fixed, variable, or floating rate general obligation and revenue bonds; zero coupon and asset-backed securities; tax revenue, or bond anticipation notes; and tax-exempt commercial paper. All such instruments must be investment grade. In selecting the Funds' investments, stability and growth of principal are considered. The Funds' dollar-weighted average maturity will be maintained at between five and ten years. The risks associated with investing in the Funds are identical to those described above for the CrestFunds Virginia Municipal Bond Fund.

CRESTFUNDS MARYLAND MUNICIPAL BOND FUND : STI MARYLAND MUNICIPAL BOND FUND

     The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Maryland income tax. Such investments include fixed, variable, or floating rate general obligation and revenue bonds; zero coupon and asset-backed securities; tax revenue, or bond anticipation notes; and tax-exempt commercial paper. All such instruments must be investment grade. There are no limits on the dollar weighted average portfolio maturity of the Funds. The risks associated with investing in the Funds are identical to those described above for the CrestFunds Virginia Municipal Bond Fund.

CRESTFUNDS MAXIMUM GROWTH PORTFOLIO : STI LIFE VISION MAXIMUM GROWTH PORTFOLIO

     The Portfolios invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, as appropriate, that invest primarily in equity securities. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolios. The Portfolios' remaining assets may be invested in shares of their respective Funds that invest primarily in fixed income securities, shares of their underlying Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. Due to their investment strategy, an underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The risks associated with investing in the Portfolios will vary depending upon how the assets are allocated among the underlying Funds.

CRESTFUNDS GROWTH AND INCOME PORTFOLIO AND STI LIFE VISION GROWTH AND INCOME PORTFOLIO

     The Portfolios invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, as appropriate, that invest primarily in equity securities or fixed income securities. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolios. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. The Portfolios' remaining assets may be invested in shares of their respective underlying Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and
short-term paper.   An underlying Fund may buy and sell securities
frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The risks associated with investing in the Portfolios will vary depending upon how the assets are allocated among the underlying Funds.

CRESTFUNDS BALANCED PORTFOLIO AND STI LIFE VISION BALANCED PORTFOLIO

     The Portfolios principally invest in shares of underlying CrestFunds and STI Funds, as appropriate, that invest primarily in equity securities. The Portfolios, however, invest at least 25% of their total assets in shares of their respective underlying Funds which invest primarily in fixed income securities. The Portfolios' remaining assets may be invested in shares of their respective underlying Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. Due to their investment strategy, an underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The risks associated with investing in the Portfolios will vary depending upon how the assets are allocated among the underlying Funds. In the case of an underlying Fund that invests primarily in equity securities, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a risk of investing in the Portfolios. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities.

                     INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

     The Reorganization Agreement provides that all of the assets and stated liabilities of each CrestFund will be transferred to the corresponding STI Fund at the applicable Effective Time of the Reorganization. In exchange for the transfer of these assets, STI will simultaneously issue at the applicable Effective Time of the Reorganization a number of full and fractional shares of each STI Fund to its corresponding CrestFund equal in value to the respective net asset values of that CrestFund immediately prior to the applicable Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for STI Fund shares, each CrestFund will distribute, in complete liquidation, pro rata to its shareholders of record all the shares of the corresponding STI Funds so received to its shareholders. Shareholders of each CrestFund owning shares at the Effective Times of the Reorganization will receive a number of shares of the applicable class of the corresponding STI Fund with the same aggregate value as the shareholder had in the CrestFund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the CrestFunds' shareholders on the share records of STI Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the STI Funds due to the shareholders of the corresponding CrestFunds.
The STI Funds do not issue share certifi-cates to shareholders. Shares of the STI Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the CrestFunds' shareholders. The CrestFunds then will be terminated under state law.

     The Reorganization Agreement provides for the Reorganization to occur in two steps. For CrestFunds combining with Existing STI Funds, the Closing Date is May 17, 1999. For CrestFunds transferring their assets to new STI Funds, the Closing Date is May 24, 1999. The Reorganization Agreement provides that all expenses of the Reorganization incurred by a class of CrestFunds shareholders will be borne by that class, except as shall be determined by the Board of Directors of the Corporation. Because of the two Closing Dates, there is a one week period during which the CrestFunds Maximum Growth Portfolio, Growth and Income Portfolio and Balanced Portfolio will be investing in shares of both underlying CrestFunds and STI Funds.

     The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Reorganization Agreement by CrestFunds shareholders, (ii) the receipt by the CrestFunds and the STI Funds of a tax opinion to the effect that the Reorganization will be tax-free to the CrestFunds and the STI Funds and their shareholders, and (iii) receipt by the CrestFunds and the STI Funds of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated, if on the applicable Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Directors of the Corporation or the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of the shareholders of the CrestFunds or the STI Funds, respectively.

     COSTS OF REORGANIZATION.   Unless otherwise provided, all expenses
related to the Reorganization incurred by the CrestFunds will be allocated pro rata among the CrestFunds and the amount so allocated will be allocated to each class of the related CrestFunds, as determined by the CrestFunds Board of Directors. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each of the CrestFunds; and (f) solicitation costs of the transaction.

     Notwithstanding the foregoing, each STI Fund shall pay: (a) a portion of the expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) federal registration fees; (c) qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify STI Fund shares to be issued in connection herewith in each state in which CrestFunds shareholders are resident as of the date of the mailing of this Prospectus/Proxy Statement to such shareholders; and (d) legal fees incurred by each of the STI Funds.

     FEDERAL INCOME TAXES. Each combination of a CrestFund and a corresponding STI Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under
Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the CrestFunds nor its shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the STI Funds shares received will be the same as the basis of the CrestFunds shares exchanged; and the holding period of the STI Funds shares received will include the holding period of the CrestFunds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Companies will receive an opinion from counsel to the CrestFunds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.
The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

     CAPITALIZATION.  The following table sets forth as of November 30, 1998
(i) the capitalization of each of the Existing STI Funds; (ii) the capitalization of each of the CrestFunds; and (iii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved.

--------------------------------------------------------------------------------
                        NET ASSETS         NET ASSET            SHARES
FUND                       (000)        VALUE PER SHARE     OUTSTANDING (000)
--------------------------------------------------------------------------------
STI Capital Growth
Trust Shares             $1,603,031         $17.56              91,303
Investor Shares          $  280,649         $17.51              16,029
Flex Shares              $  126,430         $17.24               7,335
Total                    $2,010,110                            114,667

CrestFunds Capital
Appreciation
Trust Class              $  124,182         $17.78               6,983
Investor Class A         $   11,136         $17.59                 633
Investor Class B         $    4,841         $17.40                 278
Total                    $  140,159                              7,894

Combined Funds
Trust Shares             $1,727,213         $17.56              98,376
Investor Shares          $  291,785         $17.51              16,665
Flex Shares              $  131,271         $17.24               7,616
Total                    $2,150,269                            122,657
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NET ASSETS         NET ASSET            SHARES
FUND                       (000)        VALUE PER SHARE     OUTSTANDING (000)
--------------------------------------------------------------------------------
STI Small Cap Growth
Trust Shares             $   13,474         $13.26               1,016
Flex Shares              $      811         $13.24                  61
Total                    $   14,285                              1,077

CrestFunds Special Equity
Trust Class              $   90,311         $12.23               7,385
Investor Class A         $    4,973         $12.22                 407
Investor Class B         $    2,701         $11.87                 227
Total                    $   97,985                              8,019

Combined Funds
Trust Shares             $  108,758         $13.26               8,201
Flex Shares              $    3,512         $13.24                 264
Total                    $  112,270                              8,465
--------------------------------------------------------------------------------
STI Investment Grade Bond
Trust Shares             $  808,661         $10.94              73,909
Investor Shares          $   33,301         $10.94               3,044
Total                    $  841,962                             76,953

CrestFunds Intermediate Bond
Trust Class              $  310,885         $10.13              30,704
Investor Class A         $    3,290         $10.13                 325
Total                    $  314,175                             31,029

Combined Funds
Trust Shares             $1,119,546         $10.94             102,323
Investor Shares          $   36,591         $10.94               3,345
Total                    $1,156,137                            105,668
--------------------------------------------------------------------------------
STI Short-Term Bond
Trust Shares             $  131,851         $10.18              12,952
Total                    $  131,851                             12,952

CrestFunds Limited
Term Bond
Trust Class              $   83,980          $9.98               8,415
Total                    $   83,980                              8,415

Combined Funds
Trust Shares             $  215,831         $10.18              21,202
Total                    $  215,831                             21,202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NET ASSETS         NET ASSET            SHARES
FUND                       (000)        VALUE PER SHARE     OUTSTANDING (000)
--------------------------------------------------------------------------------
STI Prime Quality
Money Market
Trust Shares             $1,913,136          $1.00           1,913,468
Investor Shares          $  545,161          $1.00             545,215
Total                    $2,458,297                          2,458,683

CrestFunds Cash Reserve
Trust Class              $1,135,571          $1.00           1,135,623
Investor Class A         $  189,942          $1.00             189,937
Investor Class B               $133          $1.00                 133
Total                    $1,325,646                          1,325,693

Combined Funds
Trust Shares             $3,048,707          $1.00           3,049,091
Investor Shares          $  735,236          $1.00             735,285
Total                    $3,783,943                          3,784,376
--------------------------------------------------------------------------------
STI U.S. Government
Securities
Trust Shares             $   41,160         $10.63               3,872
Flex Shares              $    4,596         $10.63                 432
Total                    $   45,756                              4,304

CrestFunds
Government Bond
Trust Class              $   50,051         $10.64               4,706
Investor Class B         $    2,397         $10.67                 225
Total                    $   52,448                              4,931

Combined Funds
Trust Shares             $   91,211         $10.63               8,580
Flex Shares              $    6,993         $10.63                 657
Total                    $   98,204                              9,237
--------------------------------------------------------------------------------

The following table sets forth, as of November 30, 1998, (i) the capitalization of each of the remaining CrestFunds; and (ii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved. Because the New STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement, there are no capitalization figures for these Funds and the pro forma combined capitalization figures are identical to the capitalization figures for each of the corresponding CrestFunds.

--------------------------------------------------------------------------------
                        NET ASSETS         NET ASSET            SHARES
FUND                       (000)        VALUE PER SHARE     OUTSTANDING (000)
--------------------------------------------------------------------------------
STI U.S. Treasury
Money Market
Trust Shares                     NA             NA                  NA
Total

CrestFunds U.S. Treasury
Money Market
Trust Class                $699,923          $1.00             699,922
Total                      $699,923                            699,922

Combined Funds
Trust Shares               $699,923          $1.00             699,922
Total                      $699,923                            699,922
--------------------------------------------------------------------------------
STI Tax-Free Money Market
Trust Shares                     NA             NA                  NA
Investor Shares                  NA             NA                  NA
Total

CrestFunds Tax Free Money
Trust Class                $270,899          $1.00             270,909
Investor Class A           $  8,851          $1.00               8,850
Total                      $279,750                            279,759

Combined Funds
Trust Shares               $270,899          $1.00             270,909
Investor Shares            $  8,851          $1.00               8,850
Total                      $279,750                            279,759
--------------------------------------------------------------------------------
STI Growth and Income
Trust Shares                     NA             NA                  NA
Investor Shares                  NA             NA                  NA
Flex Shares                      NA             NA                  NA
Total

CrestFunds Value
Trust Class                $577,042         $15.10              38,219
Investor Class A           $ 34,434         $15.21               2,265
Investor Class B           $ 25,656         $15.14               1,695
Total                      $637,132                             42,179

Combined Funds
Trust Shares               $577,042         $15.10              38,219
Investor Shares            $ 34,434         $15.21               2,265
Flex Shares                $ 25,656         $15.14               1,695
Total                      $637,132                             42,179
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NET ASSETS        NET ASSET            SHARES
FUND                        (000)       VALUE PER SHARE     OUTSTANDING (000)
--------------------------------------------------------------------------------
STI Virginia Municipal Bond
Trust Shares                     NA             NA                  NA
Flex Shares                      NA             NA                  NA
Total

CrestFunds Virginia
Municipal Bond
Trust Class                 $29,252         $10.68               2,739
Investor Class B            $ 3,697         $10.73                 345
Total                       $32,949                              3,084

Combined Funds
Trust Shares                $29,252         $10.68               2,739
Flex Shares                 $ 3,697         $10.73                 345
Total                       $32,949                              3,084
--------------------------------------------------------------------------------
STI Virginia Intermediate
Municipal Bond
Trust Shares                     NA             NA                  NA
Investor Shares                  NA             NA                  NA
Total

CrestFunds Virginia
Intermediate
Municipal Bond
Trust Class                $243,606         $10.44              23,324
Investor Class A           $  7,899         $10.45                 756
Total                      $251,505                             24,080

Combined Funds
Trust Shares               $243,606         $10.44              23,324
Investor Shares            $  7,899         $10.45                 756
Total                      $251,505                             24,080
--------------------------------------------------------------------------------
STI Maryland Municipal Bond
Trust Shares                     NA             NA                  NA
Flex Shares                      NA             NA                  NA
Total

CrestFunds Maryland
Municipal Bond
Trust Class                 $19,115         $10.22               1,870
Investor Class B            $ 3,246         $10.24                 317
Total                       $22,361                              2,187

Combined Funds
Trust Shares                $19,115         $10.22               1,870
Flex Shares                 $ 3,246         $10.24                 317
Total                       $22,361                              2,187
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NET ASSETS        NET ASSET            SHARES
FUND                        (000)       VALUE PER SHARE     OUTSTANDING (000)
--------------------------------------------------------------------------------
STI Life Vision Maximum
Growth Portfolio
Trust Shares                     NA             NA                  NA
Total

CrestFunds Maximum
Growth Portfolio
Trust Class                 $16,230        $11.32                1,434
Total                       $16,230                              1,434

Combined Funds
Trust Shares                $16,230        $11.32                1,434
Total                       $16,230                              1,434
--------------------------------------------------------------------------------
STI Life Vision Growth and
Income Portfolio
Trust Shares                     NA             NA                  NA
Total

CrestFunds Growth and
Income Portfolio
Trust Class                 $19,042         $11.06               1,722
Total                       $19,042                              1,722

Combined Funds
Trust Shares                $19,042         $11.06               1,722
Total                       $19,042                              1,722
--------------------------------------------------------------------------------
STI Life Vision Balanced
Portfolio
Trust Shares                     NA             NA                  NA
Total

CrestFunds Balanced
Portfolio
Trust Class                 $93,211         $11.01               8,466
Total                       $93,211                              8,466

Combined Funds
Trust Shares                $93,211         $11.01               8,466
Total                       $93,211                              8,466
--------------------------------------------------------------------------------

                           REASONS FOR THE REORGANIZATION

     The CrestFunds consist of 15 Funds, having in the aggregate approximately $5 billion in assets. The STI Funds currently consist of 34 Funds (ten of which will be newly established series), having in the aggregate approximately $13 billion in assets. For the most part, the net expenses of the STI Funds are lower than the corresponding CrestFunds and the performance of the Existing STI Funds is better than the CrestFunds' performance, although this is not the case in every instance (Management's Discussion of Fund Performance, as it relates to the Existing STI Funds, other than the Small Cap Growth Stock Fund and Prime Quality Money Market Fund, is attached hereto as Exhibit B). In the case of the New STI Funds, the anticipated net expense ratios are expected to be the same or lower than the expense ratios of the corresponding CrestFunds. In the case of the New STI Funds that have a higher contractual expense ratio, the STI Funds' management has undertaken to waive fees to maintain the net expense ratio at the same level as the corresponding CrestFund for at least one year and thereafter to discuss any proposed waiver reduction with the STI Funds' Board of Trustees before its implementation. Management of CrestFunds believes that the shareholders of the CrestFunds would benefit from the generally lower net expenses, better performance, larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization.

     At a meeting held on February 19, 1999, the CrestFunds Board of Directors approved a form of the Reorganization Agreement and determined that the proposed Reorganization would be in the best interests of each CrestFund and its shareholders and that the interests of the shareholders would not be diluted. Before approving the Reorganization Agreement, the Board examined all factors that it considered relevant, including the contractual and net expense ratios of the corresponding STI Funds, undertakings by STI management to waive fees or to maintain certain proposed net expense ratios for at least one year, the tax-free nature of the Reorganization, the performance of the corresponding STI Funds, and the experience and resources of the advisers for the corresponding STI Funds. Based on this information, the Board recommends that the shareholders of each Fund approve the Reorganization Agreement.

     The Board carefully reviewed information regarding comparative expense ratios (respective current and pro forma expense ratios are set forth in the "Fees and Expenses" section, above.) The Directors concluded that, in the case of the Existing STI Funds, expense ratios will generally be comparable, particularly with respect to Trust shares. The Board considered the commitment by Trusco, for a period of one year, to waive certain fees or maintain the expense ratios of certain New STI Funds at the current expense ratios of the corresponding CrestFunds. Noting that, in certain cases, the expense ratios of the STI Funds were higher, the Board also considered relative performance information, sales charges and the continuing viability of each class and fund, among other relevant information. The Board determined that the Reorganization was in the best interest of the shareholders of the CrestFunds Cash Reserve Fund, although, due to a voluntary expense waiver in the Cash Reserve Fund, the expense ratio for Investor Class A is higher than that of the corresponding STI Prime Quality Money Market Fund Investor Class. The Board noted that this class of the Cash Reserve Fund has primarily been used as a sweep vehicle for brokerage accounts managed by Crestar Bank and that the

STI Prime Quality Money Market Fund Investor Class would replace the CrestFunds Cash Reserve Fund Investor Class A as the Crestar Bank brokerage account sweep vehicle.

                                 SHAREHOLDER RIGHTS

STI FUNDS

     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. STI Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, STI Funds consists of 24 separate investment series offering up to four classes of shares, Trust Shares, Investor Shares, Flex Shares and Institutional Shares (the STI Funds participating in the Reorganization do not offer Institutional Shares). The four classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Funds prospectuses. The shares of each STI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of STI Funds shares are entitled to one vote for each full share held and fractional votes for fractional shares.
 On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that
(i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Corporation's Articles of Incorporation provide that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The STI Funds' affairs are supervised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the STI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

CRESTFUNDS

     GENERAL. The Corporation was organized as a Maryland corporation on March 14, 1986. The Corporation is governed by its Articles of Incorporation dated March 14, 1986 and supplemented on April 10, 1989, July 10, 1992, and March 28, 1995, its By-Laws, and applicable Maryland law.

     SHARES. The Corporation is authorized to issue up to 20 billion shares
of stock of all classes, with a par value per share of $.001.   The Board of
Directors may classify or reclassify any unissued shares that the Corporation is authorized to issue, without the approval of the shareholders of the CrestFunds. The shares of common stock of each of the CrestFunds are currently classified into three classes, Trust Class, Investor Class A and Investor Class B shares. The three classes differ from each other with respect to minimum investment requirements, fund expenses, administrative and distribution costs, front-end sales loads and contingent deferred sales charges, as set forth in the CrestFunds prospectuses incorporated herein by reference. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of the CrestFunds are entitled to one vote for each full share held and fractional votes for fractional shares. At special meetings of shareholders, the holders of one-third of a Fund's shares outstanding and entitled to vote at the meeting, present in person or by proxy, constitute a quorum unless voting by separate class is required, in which case the presence of one-third of the shares of stock of such class shall constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will be held, although the Corporation is not required to hold an annual meeting in any year that none of the following is required to be acted on by shareholders under the 1940 Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of independent auditors; and (iv) approval of a distribution agreement. Special meetings may be called by the chairman, president, Board of Directors or by the secretary if requested in writing by the holders of not less than 25% of the outstanding shares of the CrestFunds. Before a notice of a spe-cial meeting called by shareholders will be sent out by the secretary, such shareholders must pay the estimated costs of preparing and mailing the notice.

     ELECTION AND TERM OF DIRECTORS. Pursuant to the Corporation's By-laws, directors of the Corporation are elected at the annual meeting of shareholders and each director shall hold office until the next annual meeting of shareholders or until the director's successor is elected and qualified. Any director may be removed, either with or without cause, by a majority vote of the shares present in person or by proxy at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. The vacancy created by such removal may be filled by the shareholders at the time of the removal.

     SHAREHOLDER LIABILITY. The shareholders of the CrestFunds have no personal liability for acts or obligations of the Corporation.

     LIABILITY OF DIRECTORS. The Articles of Incorporation provide that, to the fullest extent permitted by Maryland law, no director or officer of the Corporation shall be liable to the CrestFunds or to their shareholders for damages, except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The Articles of Incorporation provide that the Corporation will indemnify its directors and officers to the fullest extent permitted under Maryland law.

     LIQUIDATION OR DISSOLUTION. In the event of a liquidation or dissolution of the CrestFunds, shareholders of each class of common stock shall be entitled to receive, as a class, out of the assets of the CrestFunds available for distribution to shareholders, the assets belonging to such class. Such assets shall be distributed among such shareholders in proportion to the number of shares of such class held by them. In the event that there are any assets not belonging to any particular class of stock and available for distribution, such distribution shall be made to the holders of stock of all classes of common stock in proportion to the asset value of the respective classes of common stock.

     The foregoing is only a summary of certain rights of shareholders of the STI Funds and the CrestFunds under their governing charter documents and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                  INFORMATION ABOUT THE STI FUNDS AND CRESTFUNDS

     Information concerning the operation and management of the STI Funds is incorporated herein by reference to the current prospectuses relating to the participating Existing STI Funds dated October 1, 1998, as supplemented on April 15, 1999, and the participating New STI Funds dated April 15, 1999, which are incorporated by reference herein solely with respect to those participating Funds and copies of which accompany this Proxy Statement/Prospectus. Additional information about the STI Funds is included in the Statements of Additional Information for the Existing STI Funds dated October 1, 1998, and for the New STI Funds dated April 15, 1999, which are available upon request and without charge by calling 1-800-874-4770.

     Information about the CrestFunds is included in the current prospectuses relating to those Funds dated March 30, 1999, which are incorporated by reference herein and copies of which accompany this Proxy Statement/Prospectus. Additional information is included in the Statements of Additional Information of CrestFunds dated March 30, 1999, which are available upon request and without charge by calling 1-800-273-7827. Each Statement of Additional Information has been filed with the SEC.

     The STI Funds and CrestFunds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the STI Funds and the CrestFunds
pursuant to advisory agreements with the Funds.   Future growth of the STI
Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

     As of December 18, 1998, Crestar Bank controlled or held with power to vote more than 25% of the outstanding shares of each of the CrestFunds in a trust, agency, custodial or other fiduciary or representative capacity. Accordingly, Crestar Bank may be deemed to control each of the CrestFunds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the Reorganization. Crestar Bank, an indirect wholly-owned subsidiary of SunTrust, is the parent of CAMCO, the adviser of the CrestFunds.

     FINANCIAL STATEMENTS. The financial statements of the Existing STI Funds contained in the STI Funds annual report to shareholders for the fiscal year ended May 31, 1998 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as interim financial statements for the Existing STI Funds dated as of November 30, 1998 and pro forma financial statements reflecting the participating STI Funds after the Reorganization (other than the STI Capital Growth Fund whose corresponding CrestFund, as of February 22, 1999, had a net asset value which was not more than 10 percent of the STI Capital Growth Fund's net asset value), are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating STI Funds, and not to any other Funds that are part of the STI Fund families and described therein.

     The financial statements of the CrestFunds contained in CrestFunds's annual report to shareholders for the fiscal year ended November 30, 1998 have been audited by Deloitte & Touche LLP, its independent accountants. These financial statements and the STI Funds' pro forma financial statements reflecting the participating STI Funds after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus. A copy of STI Funds' and CrestFunds' Annual Reports, which include discussions of the performance of the STI Funds and the CrestFunds, respectively, accompany this Proxy Statement/Prospectus. The STI Funds and CrestFunds each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Funds at SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-874-4770 and to CrestFunds at 32 South Street, Baltimore, Maryland 21210 or by calling 1-800-273-7827.

THE BOARD OF DIRECTORS OF THE CRESTFUNDS PORTFOLIOS RECOMMEND THAT YOU VOTE FOR
                                                                            ---
                   APPROVAL OF THE REORGANIZATION AGREEMENT.

                                VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of the CrestFunds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Funds and CrestFunds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne in part, directly or indirectly, by each of the STI Funds, the CrestFunds and/or the Trust.

     VOTING RIGHTS AND REQUIRED VOTE. Each share of the CrestFunds is entitled to one vote. Approval of the Reorganization Agreement with respect to each CrestFund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to CrestFunds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the CrestFunds will be voted upon separately by the shareholders of the respective Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of the other.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. It is not anticipated that any matters other than the adoption of the Reorganization Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by CrestFunds, the STI Funds and/or the Trust.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the CrestFunds at the close of business on March 5, 1999 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     CRESTFUNDS                         SHARES OF COMMON STOCK
     ----------                         ----------------------
     Capital Appreciation Fund
     Trust Class Shares . . . . . . .           6,879,845.930
     Investor Class A Shares. . . . .          196,838,787.08
     Investor Class B Shares. . . . .              331,639.72

     Special Equity Fund
     Trust Class Shares . . . . . . .           6,639,165.424
     Investor Class A Shares. . . . .             367,370.313
     Investor Class B Shares. . . . .             216,597.207

     Intermediate Bond Fund
     Trust Class Shares . . . . . . .          31,366,033.859
     Investor Class A Shares. . . . .             296,146.782

     Limited Term Bond Fund
     Trust Class Shares . . . . . . .           7,555,828.566

     Cash Reserve Fund
     Trust Class Shares . . . . . . .       1,080,370,652.620
     Investor Class A Shares. . . . .          196,838,787.08
     Investor Class B Shares. . . . .               98,662.45

     U.S. Treasury Money Fund
     Trust Class Shares . . . . . . .         748,455,678.820

     Government Bond Fund
     Trust Class Shares . . . . . . .           6,364,396.154
     Investor Class B Shares. . . . .             281,396.708

     CRESTFUNDS                              SHARES OF COMMON STOCK
     ----------                              ----------------------
     Tax Free Money Fund
     Trust Class Shares . . . . . . .               301,868,721.040
     Investor Class A Shares. . . . .                  6,745,056.52

     Value Fund
     Trust Class Shares . . . . . . .                40,564,372.175
     Investor Class A Shares. . . . .                 2,393,619.854
     Investor Class B Shares. . . . .                 1,925,627.411

     Virginia Municipal Bond Fund
     Trust Class Shares . . . . . . .                 2,951,164.235
     Investor Class B Shares. . . . .                   514,246.309

     Virginia Intermediate Municipal Bond Fund
     Trust Class Shares . . . . . . .                24,008,834.354
     Investor Class A Shares. . . . .                   778,271.483

     Maryland Municipal Bond Fund
     Trust Class Shares . . . . . . .                 2,150,993.753
     Investor Class B Shares. . . . .                   523,660.101

     Maximum Growth Portfolio
     Trust Class Shares . . . . . . .                 1,650,640.722

     Growth and Income Portfolio
     Trust Class Shares . . . . . . .                 1,953,407.733

     Balanced Portfolio
     Trust Class Shares . . . . . . .                 8,545,284.624

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     CRESTFUNDS. As of the Record Date, the officers and Directors of the CrestFunds as a group, beneficially owned less than 1% of the outstanding Trust Class, Investor Class A and Investor Class B shares of the CrestFunds. As of the Record Date, to the best of the knowledge of the CrestFunds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following CrestFunds:

----------------------------------------------------------------------------------
                                                           PERCENTAGE   TYPE OF
NAME AND ADDRESS                   FUND/CLASS               OWNERSHIP   OWNERSHIP
----------------------------------------------------------------------------------
Hamac & Co.                        Cash Reserve-              87.6%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Crestar Bank - AMA                 Cash Reserve-               6.7%        **
919 East Main Street               Trust Class
Richmond, VA 23219
Attn: Nian Cauffman

NFSC FEBO BNG-640344               Cash Reserve Fund-         99.5%         +
National Financial Services Corp   Investor Class A
For the Exclusive Benefit of Our
   Customers
Church Street Station
New York, NY 10008-3752

                                       73

----------------------------------------------------------------------------------
                                                            PERCENTAGE    TYPE OF
NAME AND ADDRESS                   FUND/CLASS                OWNERSHIP   OWNERSHIP
----------------------------------------------------------------------------------
NFSC FEBO DFL-721409               Cash Reserve Fund -         8.8%        +
Ellen Gilliam                      Investor Class B
7922 Coriander Drive Apt. 103
Gaithersburg, MD 20879
Investor Class B

NFSC FEBO A1F-416550               Cash Reserve Fund -        10.0%        +
Gail B. Rehmert                    Investor Class B
3 Seagle Court
Hampton, VA 23669

NFSC FEBO A1F-279170               Cash Reserve Fund -        10.1%        +
Leibet O. Tuttle                   Investor Class B
3270 Forest Lane
Saluda, VA 23149

SEI Corporation                    Cash Reserve Fund -        11.9%        +
One Freedom Valley Drive           Investor Class B
Oaks, PA 19456

NFSC FEBO A1F-815373               Cash Reserve Fund -        13.5%        +
NFSC FMTC IRA                      Investor Class B
FBO Eung Sun Kim
1120 Challedon Road
Great Falls VA 22066

NFSC FEBO A1F-948195               Cash Reserve Fund -        24.1%        +
NFSC FMTC IRA Rollover             Investor Class B
132 River Ridge Road
Madison Heights, VA 24572

NFSC FEBO A1F-830550               Cash Reserve Fund -        16.0%        +
NFSC FMTC IRA Rollover             Investor Class B
227 High Falcon Raod
Reisterstown, MD 21138

Hamac & Co.                        U.S. Treasury Money Fund - 98.9%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Hamac & Co.                        Tax Free Money Fund -      92.9%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Crestar Bank -AMA                  Tax Free Money Fund -       6.8%        **
919 East Main Street               Trust Class
Richmond, VA 23219
Attn: Nian Cauffman

National Financial Services Corp.  Tax Free Money Fund -      98.2%        +
For the Exclusive Benefit of Our   Investor Class A
   Customers
Church Street Station
New York, NY 10008-3752

                                       74

----------------------------------------------------------------------------------
                                                            PERCENTAGE    TYPE OF
NAME AND ADDRESS                   FUND/CLASS                OWNERSHIP   OWNERSHIP
----------------------------------------------------------------------------------
Hamac & Co.                        Limited Term Bond Fund -   63.9%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Hamac & Co. - Div Re               Limited Term Bond Fund -   17.7%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Crestar Thr-Daily- 12/31           Limited Term Bond Fund -   13.5%        +
Attn: Bonnie Huffman -TOC 8200     Trust Class
919 East Main Street
Richmond, VA 23219

CrestFunds Balanced Portfolio      Limited Term Bond Fund -    6.2%        +
Crestar Loan Fund                  Trust Class
Attn: Brenda Adams - HDQ 5706
919 East Main Street
Richmond, VA 23219 -

Hamac & Co. - 401K Expediter       Limited Term Bond Fund -   18.4%        **
c/o Crestar Bank                   Trust Class
Attn: Barbara Holloway
Attn: Demetrius Murray
P.O. Box 26665
Richmond, VA 23261

Hamac & Co.                        Intermediate Bond Fund -   90.2%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Hamac & Co. - Div Re               Intermediate Bond Fund -    9.2%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Old Dominion Trust Co.             Intermediate Bond Fund -    9.9%        **
109 East Main St., Suite 410       Investor Class A
Norfolk, VA 23510

NFSC FEBO BNG-6403444              Intermediate Bond Fund -    5.6%        +
The National Education of          Investor Class A
Foundation Attn: R. James Huber
P.O. Box 1417 D-49
Alexandria, VA 22313

NFSC/FMTC                          Intermediate Bond Fund -    5.4%        +
303 Saunders Point Drive           Investor Class A
Huddleston, VA 24104

                                        75

----------------------------------------------------------------------------------
                                                            PERCENTAGE    TYPE OF
NAME AND ADDRESS                   FUND/CLASS                OWNERSHIP   OWNERSHIP
----------------------------------------------------------------------------------
Hamac & Co.                        Government Bond Fund -    63.9%         **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Hamac & Co. - Div Re               Government Bond Fund -     27.1%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

CrestFunds Balanced Portfolio      Government Bond Fund -     23.8%        +
Crestar Loan Fund                  Trust Class
Attn: Brenda Adams HDQ 5706
919 East Main Street
Richmond, VA 23219

Hamac & Co. - 401K Expediter       Government Bond Fund -      8.9%        **
c/o Crestar Bank                   Trust Class
Attn: Barbara Holloway
Attn: Demetrius Murray
P.O. Box 26665
Richmond, VA 23261

Hamac & Co.                        Virginia Intermediate      99.3%        **
Attn: Barbara Holloway             Municipal Bond Fund -
P.O. Box 26665                     Trust Class
Richmond, VA 23261

Hamac & Co.                        Virginia Municipal         95.9%        **
Attn: Barbara Holloway             Bond Fund -
P.O. Box 26665                     Trust Class
Richmond, VA 23261

NFSC FEBO A1F-029106               Virginia Municipal          5.2%        +
Mary Jo McNeer                     Bond Fund -
7321 Riverside Drive               Investor Class B
Richmond, VA 23225

NFSC FEBO A1F-628107               Virginia Municipal          7.3%        +
Nancy Holdmann                     Bond Fund -
23 Winster Fax                     Investor Class B
Williamsburg, VA 23185

Hamac & Co.                        Maryland Municipal         95.4%        **
Attn: Barbara Holloway             Bond Fund -
P.O. Box 26665                     Trust Class
Richmond, VA 23261

NFSC FEBO 01W-415111               Maryland Municipal          5.4%        +
Barbara C. Tew                     Bond Fund -
3318 Dunnington Road               Investor Class B
Beltsville, MD 20705

                                       76

----------------------------------------------------------------------------------
                                                            PERCENTAGE    TYPE OF
NAME AND ADDRESS                   FUND/CLASS                OWNERSHIP   OWNERSHIP
----------------------------------------------------------------------------------
NFSC FEBO A1F-045799               Maryland Municipal          5.6%        +
Son Ho Yi                          Bond Fund -
10028 Fox Den Court                Investor Class B
Ellicott, MD 21042

Hamac & Co.                        Value Fund -               69.0%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Hamac & Co. - Div Re               Value Fund -               13.8%        **
Attn: Barbara Holloway             Trust Class
P.O. Box 26665
Richmond, VA 23261

Crestar Thr - Daily - 12/31        Value Fund -               13.6%        +
Crestar Thrift Plan                Trust Class
Attn: Bonnie Huffman TOC 8200
919 East Main Street
Richmond, VA 23219

Hamac & Co. - 401K Expediter       Value Fund -               17.1%        **
Attn: Barbara Holloway             Trust Class
Attn: Demetrius Murray
P.O. Box 26665
Richmond, VA 23261

Hamac & Co.                        Capital Appreciation       61.0%        **
Attn: Barbara Holloway             Fund -
P.O. Box 26665                     Trust Class
Richmond, VA 23261

Hamac & Co. - Div Re               Capital Appreciation       26.4%        **
Attn: Barbara Holloway             Fund -
P.O. Box 26665                     Trust Class
Richmond, VA 23261

CrestFunds Balanced Portfolio      Capital Appreciation       13.5%        +
Crestar Loan Fund                  Fund -
Attn: Brenda Adams HDQ 5706        Trust Class
919 East Main Street
Richmond, VA 23219

Crestar - Thr - Daily - 12/31      Capital Appreciation        8.0%        +
Crestar Thrift Plan                Fund -
Attn: Bonnie Huffman TOC 8200      Trust Class
919 East Main Street
Richmond, VA 23219

Hamac & Co. - 401K Expediter       Capital Appreciation       12.6%        **
c/o Crestar Bank                   Fund -
Attn: Barbara Holloway             Trust Class
Attn: Demetrius Murray
P.O. Box 26665
Richmond, VA 23261

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
Hamac & Co.                         Special Equity Fund -                38.1%                     **
Attn: Barbara Holloway
P.O. Box 26665
Richmond, VA 23261
Trust Class

Hamac & Co. - Div Re                Special Equity Fund -                36.0%                     **
Attn: Barbara Holloway              Trust Class
P.O. Box 26665
Richmond, VA 23261

Crestar - Thr - Daily - 12/31       Special Equity Fund -                20.6%                      +
Crestar Thrift Plan                 Trust Class
Attn: Bonnie Huffman TOC 8200
919 East Main Street
Richmond, VA 23219

Crestar Retirement                  Special Equity Fund -                11.7%                      +
Crestar Thrift Plan                 Trust Class
Attn: Bonnie Huffman TOC 8200
919 East Main Street
Richmond, VA 23219

CrestFunds Balanced Portfolio       Special Equity Fund -                10.2%                      +
Crestar Loan Fund                   Trust Class
Attn: Brenda Adams HDQ 5706
919 East Main Street
Richmond, VA 23219

Hamac & Co. - 401K Expediter        Special Equity Fund -                25.9%                     **
c/o Crestar Bank                    Trust Class
Attn: Barbara Holloway
Attn: Demetrius Murray
P.O. Box 26665
Richmond, VA 23261

Hamac & Co. - Div Re                Life Vision Maximum                  88.6%                     **
Attn: Barbara Holloway              Growth Portfolio -
P.O. Box 26665                      Trust Class
Richmond, VA 23261

Luck Stone 401K -                   Life Vision Maximum                  19.6%                      +
Maximum Growth                      Growth Portfolio -
Luck Stone Corporation              Trust Class
Ms. Gail Farmer
P.O. Box 29682
Richmond, VA 23242-0682

Medical Practice Mgmt.              Life Vision Maximum                  10.3%                      +
Medical Practice Management Inc.    Growth Portfolio -
Attn: Bob Pollard                   Trust Class
5711 Chamberlayne Road
Richmond, VA 23227

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
Ronile, Inc. - LV Max               Life Vision Maximum                  10.0%                      +
Growth - 6/30                       Growth Portfolio -
Ronile Inc.                         Trust Class
Ms. Elinor H. Essig
P.O. Box 1059
Rocky Mount, VA 24151-8059

Sentry Equip-401K-Max               Life Vision Maximum                   9.6%                      +
Gro Port-9/30                       Growth Portfolio
Sentry Erectors Inc.                Trust Class
Attn: Mrs. Carole J. Vinoskey
Rt. 1 Box 569
Forest, VA 24551-9714

Wayn-Tex S/P 401K-Daily-12/31       Life Vision Maximum                   5.3%                      +
Wayn-Tex Inc.                       Growth Portfolio -
Attn: Mrs. Wanda Edwards            Trust Class
901 S. Delphine Ave.
Waynesboro, VA 22980

Hamac & Co. - 401K Expediter        Life Vision Maximum                  11.4%                     **
c/o Crestar Bank                    Growth Portfolio -
Attn: Barbara Holloway              Trust Class
Attn: Demetrius Murray
P.O. Box 26665
Richmond, VA 23261

Hamac & Co. - Div Re                Life Vision Growth and               98.4%                     **
Attn: Barbara Holloway              Income Portfolio -
P.O. Box 26665                      Trust Class
Richmond, VA 23261

Life Net PST 12/31                  Life Vision Growth and               20.6%                      +
LifeNet                             Income Portfolio -
Attn: John St. John                 Trust Class
5809 Ward Court
Virginia Beach, VA 23455

Miller & Long PSP - Fund A          Life Vision Growth and               10.6%                      +
Miller & Long Co. Inc.              Income Portfolio -
Attn: Mr. Michael G. Simpson        Trust Class
2824 Rugby Avenue
Bethesda, MD 20814-3054

Conmat Group-4019KP5R4W*            Life Vision Growth and                9.5%                      +
-PST-12/31                          Income Portfolio -
Conmat Group Inc.                   Trust Class
Attn: Alan Deleeuwerk
P.O. Box 1347
Harrisonburg, VA 22801

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
Reamco Inc. PST                     Life Vision Growth and                8.1%                      +
Reamco Incorporated                 Income Portfolio -
Attn: Mr. Van Reames                Trust Class
P.O. Box 510
Lorton, VA 22199-0510

Miller & Long PSP - Fund B          Life Vision Growth and                6.6%                      +
Miller & Long Co. Inc.              Income Portfolio -
Attn: Mr. Michael G. Simpson        Trust Class
2824 Rugby Avenue
Bethesda, MD 20814-3054

Wmsbg Merchants PST 12/31           Life Vision Growth and                6.6%                       +
Williamsburg Merchants Inc.         Income Portfolio -
Attn: Katherine Martin              Trust Class
223 Parkway Drive Suite C
Williamsburg, VA 23185-4551

Hamac & Co. - Div Re                Life Vision Balanced Portfolio -     87.3%                     **
Attn: Barbara Holloway              Trust Class
P.O. Box 26665
Richmond, VA 23261

National Fruit Product Hourly 6/30  Life Vision Balanced Portfolio -      8.7%                      +
National Fruit Product              Trust Class
P.O. Box 2040
Winchester, VA 22604

Gordon Paper Co. PST 12/31          Life Vision Balanced Portfolio -      6.2%                      +
Gordon Paper Company                Trust Class
Attn: Mr. Daniel Gordon
P.O. Box 1806
Norfolk, VA 23501-1806

RBI Corp. 9/30                      Life Vision Balanced Portfolio -      5.4%                      +
RBI Corporation                     Trust Class
Attn: Mr. William T. Miller,
President
P.O. Box 9318
Richmond, VA 23227-0318

Hamac & Co. - Div Re                Life Vision Balanced Portfolio -     12.7%                     **
Attn: Barbara Holloway              Trust Class
P.O. Box 26665
Richmond, VA 23261
---------------------------------------------------------------------------------------------------------

**   Record Ownership.
+    Beneficial Owner.

     STI FUNDS. As of the Record Date, the officers and Trustees of the participating STI Funds as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the participating STI Funds. As of the Record Date, to the best of the knowledge of the STI Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following STI Funds:

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
SunTrust Bank                       Prime Quality Money Market           96.1%                     **
Attn: Susan Grider                  Fund - Trust Shares
Account No. 400010-3
 Mail Center 3233
P.O. Box 105504
Atlanta, GA 30348-5504

BHC Securities                      Prime Quality Money Market           81.6%                     **
Attn: Cash Sweeps Dept.             Fund -
Account No. 98820-3                 Investor Shares
2005 Market Street
One Commerce Square
11th Floor
Philadelphia, PA 19103-7042

Hanna Capital LP                    Prime Quality Money Market            8.4%                       +
Attn: Ashley Johnson                Fund -
Account No. 152002290-7             Investor Shares
Two Ravina Drive
Suite 1750
Atlanta, GA 30346-2216

Trustman                            Investment Grade Bond Fund -         62.0%                     **
SunTrust Banks,                     Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400450-7
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            Investment Grade Bond Fund -         22.0%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400452-3
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            Investment Grade Bond Fund -          7.6%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400451-0
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

BHC Securities Inc.                 Investment Grade Bond Fund -         58.7%                     **
Attn: Cash Sweeps Department        Investor Shares
2005 Market Street
One Commerce Square
11th Floor
Philadelphia, PA 19103-7042

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
Trustman                            Capital Growth Fund -                58.1%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400450-7
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            Capital Growth Fund -                21.2%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400452-3
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

BHC Securities, Inc.                Capital Growth Fund -                45.9%                     **
Trade House Account                 Investor Shares
Attn: Mutual Funds
Account No. 232257761-7
One Commerce Square
2005 Market Street
Philadelphia, PA 29103-7042

Trustman                            Short-Term Bond Fund -               43.3%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400452-3
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            Short-Term Bond Fund -               42.3%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400450-7
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-3144

Trustman                            Short-Term Bond Fund -                8.3%                     **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400451-0
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
Trustman                            U.S. Government Securities Fund -     52.7%                    **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400452-3
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            U.S. Government Securities Fund -     28.0%                    **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400451-0
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            U.S. Government Securities Fund -     13.9%                    **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400450-7
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

BHC Securities Inc.                 U.S. Government Securities Fund -      5.6%                    **
Attn: Mutual Funds                  Flex Shares
Account No. 9001350029-3
FAO 21062746
One Commerce Square
2005 Market Street Suite 1200
Philadelphia, PA 19403-7084

Trustman                            Small Cap Growth Stock Fund -         51.6%                    **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400450-7
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

Trustman                            Small Cap Growth Stock Fund -         29.4%                    **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400452-3
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870

---------------------------------------------------------------------------------------------------------
                                                                       PERCENTAGE               TYPE OF
NAME AND ADDRESS                    FUND/CLASS                         OWNERSHIP                OWNERSHIP
---------------------------------------------------------------------------------------------------------
Trustman                            Small Cap Growth Stock Fund -         17.6%                    **
SunTrust Banks                      Trust Shares
Mutual Fund Reconciliation Unit
Account No. 400451-0
Mail Center 3144
P.O. Box 105870
Atlanta, GA 30348-5870
---------------------------------------------------------------------------------------------------------

**   Record Ownership.
+    Beneficial Owner.

     EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Advisers at an estimated cost of approximately $233,839. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by CrestFunds, the Trust and/or SunTrust. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

     The Board of Directors of CrestFunds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

     CRESTFUNDS. Shareholder inquiries may be addressed to CrestFunds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-273-7827.

     STI FUNDS. Shareholder inquiries may be addressed to STI Funds in writing at SEI Investments Distribution Co. or by calling 1-800-874-4770.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY CARD.

                                        By the Order of the Board of Directors,


                                        David M. Carter
                                        Secretary
                                        CrestFunds, Inc.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of April, 1999, by and between STI Classic Funds, a Massachusetts business trust, with its principal place of business at 2 Oliver Street, Boston, MA 02109 (the "Trust"), with respect to its Capital Growth Fund, Small Cap Growth Stock Fund, Investment Grade Bond Fund, Short-Term Bond Fund, U.S. Government Securities Fund, Prime Quality Money Market Fund, U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio and Life Vision Balanced Portfolio, each a separate investment portfolio of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and CrestFunds, Inc., a Maryland corporation, with its principal place of business 32 South Street, Baltimore, MD 21202 ("CrestFunds"), with respect to its Capital Appreciation Fund, Special Equity Fund, Intermediate Bond Fund, Limited Term Bond Fund, Government Bond Fund, Cash Reserve Fund, U.S. Treasury Money Fund, Tax Free Money Fund, Value Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Maximum Growth Portfolio, Growth and Income Portfolio and Balanced Portfolio, each a separate investment portfolio of CrestFunds (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Trust Shares, Investor Shares, Flex Shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and (iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, each Acquiring Fund and each Selling Fund is a separate investment series of the Trust and CrestFunds, respectively, and the Trust and CrestFunds are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

     WHEREAS, each Fund is authorized to issue its shares of beneficial interest or shares of common stock, as the case may be;

     WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the Directors of CrestFunds have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund's shareholders and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows;

                                    ARTICLE I


        TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND
                        LIQUIDATION OF THE SELLING FUNDS

    1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its respective Selling Funds the number of full and fractional shares of the Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1.

    1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on its Closing Date.

    Each Selling Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

    Each Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to the Closing Dates, furnish its respective Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list prior to the Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's directors or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

    1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its respective Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

    In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by an Acquiring Fund under the National Association of Securities Dealers, Inc. ("NASD") Conduct Rule 2830 (the "Maximum Amount"), each Acquiring Fund will add to the Maximum Amount immediately prior to the Reorganization, the Maximum Amount of each Selling Fund immediately prior to the Reorganization, calculated in accordance with NASD Conduct Rule 2830.

    1.4 Prior to each Closing Date, the Trust and CrestFunds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of each respective Closing Date.

    1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on the Closing Date.

    1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

    1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

    1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund, up to and including the Closing Date, and such later date on which the Selling Fund is terminated.

    1.9 TERMINATION. Each Selling Fund shall be terminated promptly following its Closing Date and the making of all distributions pursuant to paragraph 1.5.

    1.10 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and CrestFunds, respectively, which are involved in a Reorganization as of the Closing Dates.

                                   ARTICLE II

                                    VALUATION

    2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of normal trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each

Acquiring Fund and Selling Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Selling Fund and those determined in accordance with the pricing policies and procedures of its respective Acquiring Fund.

    2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information.

    2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its respective Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2 [(a) x (b), where (b)=(x) DIVIDED BY (y)]. Holders of Trust Class Shares, Investor Class A Shares, and Investor Class B Shares of the Selling Fund will receive Trust Shares, Investor Shares and Flex Shares, respectively, of the Acquiring Fund; provided however, that holders of Investor Class B Shares of the Cash Reserve Fund will receive Investor Shares of the STI Classic Prime Quality Money Market Fund and holders of Investor Class A Shares of the CrestFunds Special Equity Fund will receive Trust Shares of the STI Classic Small Cap Growth Stock Fund.

    2.4 DETERMINATION OF VALUE. All computations of value shall be made by SunTrust Bank, Atlanta in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

    2.5 MONEY MARKET FUND VALUE. It is understood and agreed that the value of the assets of the Cash Reserve Fund and the value of shares of the corresponding Acquiring Fund, the Prime Quality Money Market Fund, for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of CrestFunds and the Board of Trustees of the Trust, respectively; PROVIDED that if the difference between the per share net asset values of Cash Reserve Fund and the Prime Quality Money Market Fund equals or exceeds $.0025, as next regularly computed immediately prior to the Valuation Date by using such market values in accordance with the policies and procedures established by the Trust (or as otherwise mutually determined by the Board of Directors of CrestFunds and the Board of Trustees of the Trust, either the Board of Directors of CrestFunds or the Board of Trustees of the Trust shall have the right to postpone the Valuation Date and the Closing Date of the Reorganization with respect to such Cash Reserve Fund until such time as the per share difference is less than $.0025.

                                   ARTICLE III

                            CLOSING AND CLOSING DATES

    3.1 CLOSING DATES. The closing (the "Closing") shall occur in two steps. There will be a separate closing on or about May 17, 1999 for the CrestFunds' Capital Appreciation Fund, Special Equity Fund, Intermediate Bond Fund, Limited Term Bond Fund, Government Bond Fund, Cash Reserve Fund and a separate closing on May 24, 1999 for the CrestFunds' U.S. Treasury Money Fund, Tax Free Money Fund, Value Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Maximum Growth Portfolio, Growth and Income Portfolio and Balanced Portfolio, or such other date(s) as the parties may agree to in writing (the "Closing Dates"). All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closing shall be held as of 9:00 a.m. (the "Effective Time") at the offices of the SEI Investments, One Freedom Valley Drive, Oaks, PA 19456, or at such other time and/or place as the parties may agree.

    3.2 CUSTODIAN'S CERTIFICATE. Crestar Bank, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

    3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

    3.4 TRANSFER AGENT'S CERTIFICATE. Crestar Bank, as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of CrestFunds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

    4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its respective Acquiring Fund as follows:

          (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

          (b) The Selling Fund is a separate investment series of a Maryland corporation that is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), is in full force and effect.

          (c) The current prospectuses and statements of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any provision of CrestFunds' Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Selling Fund's business or its ability to consummate the transactions contemplated herein.

          (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of November 30, 1998, and there are no known contingent liabilities of the Selling Fund as of that date not disclosed in such statements.

          (h) Since November 30, 1998 there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

          (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

          (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

          (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund with respect to the Selling Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

          (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation.

          (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by CrestFunds, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

    4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its respective Selling Fund as follows:

          (a) The Acquiring Fund is a separate investment series of a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

          (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust that is registered as open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

          (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of November 30, 1998, and there are no known contingent liabilities of the Acquiring Fund as of such date which are not disclosed in such statements.

          (g) Since November 30, 1998 there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Funds required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Funds' knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Funds Share, and there are no outstanding securities convertible into any Acquiring Fund Shares.

          (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

          (m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Dates, any written information furnished by the Trust with respect to an Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

          (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

          (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

          (p) The Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a "regulated investment company" under the Code as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

                                    ARTICLE V

             COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

    5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5 each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

    5.2 APPROVAL OF SHAREHOLDERS. CrestFunds will call a meeting of Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

    5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

    5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

    5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

    5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by CrestFunds' Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 under the 1933 Act (the "Registration Statement"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Selling Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Selling Fund will provide its respective Acquiring Funds with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement, in connection with the meeting of the Selling Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 INDEMNIFICATION OF DIRECTORS. The Trust will assume all liabilities and obligations of CrestFunds relating to any obligation of CrestFunds to indemnify its current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the CrestFunds' Articles of Incorporation, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Directors and officers, acting in their capacities as such, under the CrestFunds' Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.


                                     ARTICLE VI

              CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

           The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the applicable Closing Date, and, in addition subject to the following conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of its respective Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the applicable Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2   Each Selling Funds shall have received on the applicable Closing
Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

           (a) Each Acquiring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

           (b) Each Acquiring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

           (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

           (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non- assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

           (e) The Registration Statement, has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

           (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

           (g) The descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any (only insofar as they relate to an Acquiring Fund), are accurate and fairly present the information required to be shown.

           (h) Such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Dates which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

           (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. The Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion in paragraph (g), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of each Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the applicable Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the such statements regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of CrestFunds and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     6.3 As of the Closing Date with respect to the Reorganization of each Selling Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

     6.4 For the period beginning at the applicable Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of CrestFunds, covering the actions of such Directors and officers of CrestFunds for the period they served as such.

                                     ARTICLE VII

             CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Funds pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the applicable Closing Date, with the same force and effect as if made on and as of the Closing Date. Each Selling Fund shall have delivered to its respective Acquiring Funds on the Closing Date a certificate executed in the Selling Fund's name by CrestFunds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Dates, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 Each Selling Fund shall have delivered to its respective Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Dates, certified by the Treasurer of CrestFunds.

     7.3 Each Acquiring Fund shall have received on the applicable Closing Date an opinion of Hunton & Williams, counsel to each Selling Fund, dated as of the Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

           (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and each has the power to own all of its properties and assets and to carry on its business as presently conducted.

           (b) The Selling Fund is a separate investment series of a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

           (c) This Agreement has been duly authorized, executed and delivered by CrestFunds on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

           (d) To the knowledge of such counsel, except for the filing of Articles of Transfer pursuant to Maryland law, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

           (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of CrestFunds' Articles of Incorporation or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

           (f) The descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any (only insofar as they relate to a Selling Fund), are accurate and fairly present the information required to be shown.

           (g) Such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the applicable Closing Date, which are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

           (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. To the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

           (i) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion at paragraph (f), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of CrestFunds' officers and other representatives of each Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the applicable Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Hunton & Williams appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Maryland law, that such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

     In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                    ARTICLE VIII

                FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                          ACQUIRING FUND AND SELLING FUND

     If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Selling Fund in accordance with Maryland law and the provisions of CrestFunds' Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State Blue Sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the applicable Closing Dates (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Dates (after reduction for any capital loss carry forward).

     8.6 The parties shall have received a favorable opinion of Hunton & Williams addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling Fund:

           (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

           (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

           (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

           (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

           (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

           (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall be based on customary assumptions and such representations as Hunton & Williams may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                     ARTICLE IX

                                      EXPENSES

     9.1 Except as otherwise provided for herein, all expenses related to the Reorganization that are incurred by the Selling Funds will be allocated pro rata among the Selling Funds and the amount so allocated will be allocated to each class of the related Selling Funds, as determined by the Board of Directors of CrestFunds. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing;
(d) accounting fees; (e) legal fees incurred by each Selling Funds; and (f) solicitation costs of the transaction. Notwithstanding the foregoing, each Acquiring Fund shall pay: (a) a portion of the expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) federal registration fees; (c) qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund Shares to be issued in connection herewith in each state in which Selling Funds Shareholders are resident as of the date of the mailing of this Prospectus/Proxy Statement to such shareholders; and (d) legal fees incurred by each of the Acquiring Funds.

                                      ARTICLE X

                       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Trust on behalf of each Acquiring Fund and CrestFunds on behalf of each Selling Fund agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                      ARTICLE XI

                                     TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust and CrestFunds. In addition, either the Trust or CrestFunds may at their option terminate this Agreement at or prior to either Closing Date due to:

           (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to each Closing Date, if not cured within 30 days;

           (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

           (c) a determination by the party's board of Directors or Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein is not in the best interest of CrestFunds or the Trust, respectively, and give notice to the other party hereto.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, CrestFunds, the respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                     ARTICLE XII

                                      AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Selling Funds and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                    ARTICLE XIII

                 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                              LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of each Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such

Trustees nor such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Declaration of Trust.


     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        STI CLASSIC FUNDS


                                        By:  /s/ Kevin P. Robins
                                             -------------------
                                        Name: Kevin P. Robins
                                        Title: Vice President


                                        CRESTFUNDS, INC.


                                        By:  /s/ Kevin P. Robins
                                             -------------------
                                        Name: Kevin P. Robins
                                        Title: Vice President

                                     SCHEDULE A

                          SUMMARY OF THE REORGANIZATION
           (shareholders of each Selling Fund will receive shares of the class of the Acquiring Fund opposite their current class)

                            CRESTFUNDS/STI CLASSIC FUNDS

--------------------------------------------------------------------------------
          EXISTING CRESTFUNDS           EXISTING STI CLASSIC FUNDS
          (SELLING FUND)                (ACQUIRING FUND)
--------------------------------------------------------------------------------
          Cash Reserve Fund             Prime Quality Money Market Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Investor Shares
          - Investor Class B            - Investor Shares

          Limited Term Bond Fund        Short-Term Bond Fund
          - Trust Class                 - Trust Shares

          Intermediate Bond Fund        Investment Grade Bond Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Investor Shares

          Government Bond Fund          U.S. Government Securities Fund
          - Trust Class                 - Trust Shares
          - Investor Class B            - Flex Shares

          Capital Appreciation Fund     Capital Growth Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Investor Shares
          - Investor Class B            - Flex Shares

          Special Equity Fund           Small Cap Growth Stock Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Trust Shares
          - Investor Class B            - Flex Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          EXISTING CRESTFUNDS           NEW (SHELL) STI CLASSIC FUNDS*
          (SELLING FUND)                (ACQUIRING FUND)
--------------------------------------------------------------------------------
          U.S. Treasury Money Fund      U.S. Treasury Money Market Fund
          - Trust Class                 - Trust Shares

          Tax Free Money Fund           Tax-Free Money Market Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Investor Shares

          Value Fund                    Growth and Income Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Investor Shares
          - Investor Class B            - Flex Shares

          Virginia Municipal Bond Fund  Virginia Municipal Bond Fund
          - Trust Class                 - Trust Shares
          - Investor Class B            - Flex Shares

          Virginia Intermediate         Virginia Intermediate Municipal
          Municipal Bond Fund           Bond Fund
          - Trust Class                 - Trust Shares
          - Investor Class A            - Investor Shares

          Maryland Municipal Bond Fund  Maryland Municipal Bond Fund
          - Trust Class                 - Trust Shares
          - Investor Class B            - Flex Shares

          Maximum Growth Portfolio      Life Vision Maximum Growth Portfolio
          - Trust Class                 - Trust Shares

          Growth and Income Portfolio   Life Vision Growth and Income Portfolio
          - Trust Class                 - Trust Shares

          Balanced Portfolio            Life Vision Balanced Portfolio
          - Trust Class                 - Trust Shares
--------------------------------------------------------------------------------

                                      EXHIBIT B

                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


                           STI CLASSIC CAPITAL GROWTH FUND

     The STI Classic Capital Growth Fund (the "Fund") seeks capital appreciation by investing primarily in stocks which, in the advisor's opinion, are undervalued in the marketplace at the time of purchase.

     Large capitalization stocks with a strong growth history are the primary consideration for this investment philosophy. Out of this universe of companies, a security is selected for the Fund when it appears undervalued based on the relative earnings ratios. In order to make this relative value comparison, each stock is compared to its own historical price earnings ratio range, to other stocks in the sector, and to the stock market as measured by indices such as the S&P 500 Index.

     The Fund's return from June 1997 to May 1998 was 29.51% (Trust Shares). The Fund underperformed its index, the S&P 500 Composite Index, by 1.17%.

     The past year has been another booming period for the U.S. stock market, fueled by low interest rates as well as huge amounts of money coming into the market from all over the world. These companies have one thing in common: their earnings exceeded expectations set at the beginning of 1998. In addition, their fortunes are not directly tied to the economy. We continue to own very few cyclical stocks, such as paper, chemicals and commodities.

     The Asian economic crisis has had a rather large impact that was expected last fall, even though some companies are using it as a scapegoat to explain lower than expected earnings. Although first quarter earnings will be uneven, investors have shown no fear.

     Our outlook for 1998 is cautious because of the uncertainty surrounding corporate profits. However, it must be remembered that the stock market has had its best three-year run in history. Even if 1998 turned out to be a flat to mildly down year, the nineties would still be considered an excellent decade for investors.


                                        Sincerely,


                                        /s/ Anthony R. Gray

                                        Anthony R. Gray
                                        Chairman, Chief Investment Officer

[GRAPH]

TRUST SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                    Annualized     Annualized      Annualized     Cumulative
      One Year        3 Year         5 Year        Inception      Inception
       Return         Return         Return         to Date        to Date
--------------------------------------------------------------------------------
       29.51%         27.69%         18.19%         18.16%         168.33%
--------------------------------------------------------------------------------

-  STI Classic Capital Growth Fund, Trust Shares
-  S&P 500 Composite Index
-  Lipper Growth Funds Average


[GRAPH]

INVESTOR SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                     Annualized     Annualized    Annualized       Cumulative
      One Year         3 Year         5 Year      Inception        Inception
       Return          Return         Return       to Date          to Date
--------------------------------------------------------------------------------
       28.71%          26.86%         17.43%        17.92%          167.77%      Without load
--------------------------------------------------------------------------------
       23.85%          25.26%         16.54%        17.17%          157.72%      With load
--------------------------------------------------------------------------------

-  STI Classic Capital Growth Fund, Investor Shares
-  S&P 500 Composite Index
-  Lipper Growth Funds Average


[GRAPH]

FLEX SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

----------------------------------------------
                      Annualized    Cumulative
      One Year        Inception     Inception
       Return          to Date       to Date
----------------------------------------------
       28.12%          26.26%        101.28%     Without load
----------------------------------------------
       26.12%        With load
---------------

-  STI Classic Capital Growth Fund, Flex Shares
-  S&P 500 Composite Index
-  Lipper Growth Funds Average


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                        STI CLASSIC INVESTMENT GRADE BOND FUND

     The STI Classic Investment Grade Bond Fund (the "Fund") seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily by investing in investment grade fixed income securities.

     The Fund utilizes an investment philosophy which minimizes risk, while attempting to outperform selected market indices. The core portfolio is structured around the composition of the Lehman Brothers Government/ Corporate Bond Index. The composition of the index is reviewed and quantitative historical data is analyzed to determine the optimal spread ranges of the different market sectors.

     Once the optimum market sectors are selected, an over- or under-weighting is developed in different sectors by investing in well-valued issues. All securities purchased are carefully reviewed for value. Yield curve analysis and credit ratings are an important part of this process.

     Total return includes not only the current income, but also the changes in the value of the assets held by the Fund. For the year ended May 31, 1998, the Fund had a total return of 10.92% (Trust Shares) versus an average return of 11.48% for the Lipper Intermediate Investment Grade Debt Average.

     Interest rates declined for the first eight months of the period and then established a trading range over the last four months. This decline led to the higher than average coupon returns as the assets in the Fund appreciated in the declining rate environment. Generally lower rates during the period were a result of low inflation and confidence in the Federal Reserve's resolve to maintain a monetary policy that would prevent large increases in the inflation rate going forward. Another feature of the fixed income market during the period was a flattening yield curve as short rates stabilized near the Fed funds rate and long-term rates fell, reducing the yield advantage between long-term bonds and incremental yield maturities.

     Corporate bonds performed well during the period especially in the shorter maturities. Concerns about the economic situation in Asia led to bouts of volatility in the corporate sector, as investors became more credit conscious. We continue to maintain most of our corporate weightings in the shorter maturity ranges as we believe the risk versus return equation is currently best in the shorter maturity range.

     Mortgages performed well in somewhat of an unfriendly environment. As interest rates decline mortgage securities tend to prepay or return principal to investors. If interest rates decline enough to substantially increase prepayments, the mortgage sector as a whole can underperform the other sectors of the fixed income market. With interest rates declining we underweighted the sector during the period.

     The Fund continues to be managed with only moderate shifts in the average maturity (duration). We seek to enhance total return by monitoring and analyzing the risk/reward trade-offs of different maturities, exploiting the yield spread between market sectors, credit analysis and other low risk strategies. By actively pursuing these strategies, the Fund strives to add total return while reducing risk.


                                        /s/ L. Earl Denney, CFA

                                        L. Earl Denney, CFA
                                        Managing Director

[GRAPH]

TRUST SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                    Annualized      Annualized      Annualized      Cumulative
      One Year        3 Year          5 Year        Inception       Inception
       Return         Return          Return         to Date         to Date
--------------------------------------------------------------------------------
       10.92%          7.27%           6.63%          7.04%         49.12%
--------------------------------------------------------------------------------

-  STI Classic Investment Grade Bond Fund, Trust Shares
-  Lehman Brothers Government/Corporate Bond Index
-  Lipper Intermediate Investment Grade Debt Average


[GRAPH]

INVESTOR SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                    Annualized     Annualized      Annualized     Cumulative
      One Year        3 Year         5 Year        Inception      Inception
       Return         Return         Return         to Date        to Date
--------------------------------------------------------------------------------
       10.49%          6.85%          6.25%          6.73%         47.55%        Without load
--------------------------------------------------------------------------------
        6.31%          5.50%          5.43%          6.05%         42.01%        With load
--------------------------------------------------------------------------------

-  STI Classic Investment Grade Bond Fund, Investor Shares
-  Lehman Brothers Government/Corporate Bond Index
-  Lipper Intermediate Investment Grade Debt Average


[GRAPH]

FLEX SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

----------------------------------------------
                    Annualized     Cumulative
      One Year       Inception     Inception
       Return         to Date       to Date
----------------------------------------------
         9.99%         6.19%         19.63%     Without load
----------------------------------------------
         7.99%        With load
---------------

-  STI Classic Investment Grade Bond Fund, Flex Shares
-  Lehman Brothers Government/Corporate Bond Index
-  Lipper Intermediate Investment Grade Debt Average


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                           STI CLASSIC SHORT-TERM BOND FUND

     The investment objective of the STI Classic Short-Term bond Fund (the "Fund") is to provide as high a level of current income, relative to funds with similar investment objectives, as is consistent with the preservation of capital primarily through investment in short to intermediate-term investment grade fixed income securities. the Fund attempts to capture the yield advantage which normally exists between money market instruments and short to intermediate-term bonds. The price volatility of short to intermediate-term bonds is fairly modest and over time it consistently has been offset by the incremental yield these instruments offer relative to money market securities. The Fund is managed from a total return perspective; that is, day to day decisions are made with a view towards maximizing income and price appreciation. the investment discipline applied in managing the Fund emphasizes adding value through yield curve, sector and credit analysis. Investments are made in those sectors, credits, and segments of the yield curve within the applicable universe which offer the most attractive risk/reward trade-offs. For example, we study historical yield spread data of the corporate and mortgage sectors and compare it with the current environment to identify buying and selling opportunities between various sectors. We also use internal credit analysis and screening to identify opportunities in corporate bonds. We look for those instruments that offer incremental yield for a given level of credit risk.

     The total return earned by the Fund over the last twelve months was 7.31% (Trust Shares), as compared to 6.06% for the Salomon One-Year Treasury
Benchmark On-the-Run and 7.03% for the Salomon 1-3 year Treasury/Government Sponsored/Corporate Index, neither of which include fees or expenses. We believe the Fund continues to meet or exceed its objective.



                                        /s/ David S. Yealy


                                        David S. Yealy
                                        Vice President

[GRAPH]

TRUST SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                     Annualized     Annualized      Annualized    Cumulative
      One Year         3 Year         5 Year        Inception     Inception
       Return          Return         Return         to Date       to Date
--------------------------------------------------------------------------------
         7.31%          6.01%         5.51%           5.47%         32.01%
--------------------------------------------------------------------------------

-  STI Classic Short-Term Bond Fund, Trust Shares
-  Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index
-  Salomon One Year Treasury Benchmark On-the-Run


[GRAPH]

INVESTOR SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                     Annualized    Annualized      Annualized    Cumulative
      One Year         3 Year        5 Year        Inception     Inception
       Return          Return        Return         to Date       to Date
--------------------------------------------------------------------------------
         7.19%          5.79%         5.31%          5.17%         29.92%        Without load
--------------------------------------------------------------------------------
         5.07%          5.10%         4.89%          4.75%         27.27%        With load
--------------------------------------------------------------------------------

-  STI Classic Short-Term Bond Fund, Investor Shares
-  Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index
-  Salomon One Year Treasury Benchmark On-the-Run


[GRAPH]

FLEX SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

----------------------------------------------
                      Annualized    Cumulative
      One Year        Inception     Inception
       Return          to Date       to Date
----------------------------------------------
         6.84%          5.42%         16.84%     Without load
----------------------------------------------
         4.84%        With load
---------------

-  STI Classic Short-Term Bond Fund, Flex Shares
-  Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index
-  Salomon One Year Treasury Benchmark On-the-Run


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                     STI CLASSIC U.S. GOVERNMENT SECURITIES FUND

     The objective for the STI Classic U.S. Government Securities Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital by investing in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. We believe the Fund met its objectives for the fiscal year of operations ending May 31, 1998. The fund had an annualized one year total return of 10.76% (Trust Class). In addition, the Fund was comprised of 28% U.S. Treasuries and 63% Government Agency Mortgage-Backed Securities.

     Interest rates fell sharply over the 1 year period ending May 31, 1998 with the 30-year Treasury Bonds 1.12% lower in yield. Although the Mortgage Backed Securities sector underperformed treasuries, the Fund benefited from a substantial exposure to 30 year Treasuries.

     We feel that domestic economic growth will continue on a moderate sustainable path and that inflation will remain well controlled. With real interest rates still above 4% bonds still offer good value and we have positioned the Fund to take advantage of the current interest rate environment.




                                        /s/ Charles B. Leonard

                                        Charles B. Leonard, CFA
                                        First Vice President




                                        /s/ Michael L. Ford

                                        Michael L. Ford
                                        Associate

[GRAPH]

TRUST SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

-------------------------------------------------------------
                     Annualized      Annualized    Cumulative
      One Year         3 Year        Inception     Inception
       Return          Return         to Date       to Date
-------------------------------------------------------------
       10.76%          6.97%           7.73%        32.98%
-------------------------------------------------------------

-  STI Classic U.S. Government Securities Fund, Trust Shares
-  Lipper Intermediate Government Funds Average


[GRAPH]

INVESTOR SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

-------------------------------------------------------------
                    Annualized      Annualized     Cumulative
      One Year        3 Year        Inception      Inception
       Return         Return         to Date        to Date
-------------------------------------------------------------
       10.23%          6.59%          7.12%          31.51%   Without load
-------------------------------------------------------------
        6.10%          5.24%          6.09%          26.57%   With load
-------------------------------------------------------------

-  STI Classic U.S. Government Securities Fund, Investor Shares
-  Lipper Intermediate Government Funds Average


[GRAPH]

FLEX SHARES

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

----------------------------------------------
                     Annualized    Cumulative
      One Year       Inception     Inception
       Return         to Date       to Date
----------------------------------------------
         9.78%         5.89%         18.62%     Without load
----------------------------------------------
         7.78%       With load
---------------

-  STI Classic U.S. Government Securities Fund, Flex Shares
-  Lipper Intermediate Government Funds Average


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.